As filed with the Securities and Exchange Commission on January 6, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31
Date of reporting period: October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

Annual Shareholder Report

October 31, 2024

Class A: NABAX

Neuberger Berman Absolute Return Multi-Manager Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$219	2.15%

How did the Fund perform last year?

Over the period, the Fund generated a positive absolute return at net asset value (NAV). Gains were driven by allocations to the Equity Long/Short, Merger Arbitrage/Event Driven and Insurance-Linked strategies. The Global Macro/Managed Futures strategies detracted, with positive contributions from the Systematic Currency strategy offset by the Managed Futures strategy. Within these strategies, equities, catastrophe bonds, and commodities contributed positively, while currencies and interest rate positioning weighed on overall performance.

Performance Attribution

Top Contributors

  Equity Long/Short strategies

  Merger Arbitrage/Event Driven strategies

  Insurance-Linked securities

Top Detractors

  Global Macro/Managed Futures strategies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
Oct 14
Oct 15
Oct 16
Oct 17
Oct 18
Oct 19
Oct 20
Oct 21
Oct 22
Oct 23
Oct 24
Class A (including sales charge) $11,392
Bloomberg U.S. Aggregate Bond Index $11,593
HFRX® Global Hedge Fund Index $12,031
S&P® 500 Index $33,950

	Class A (including sales charge) 11,392	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	9,425	10,000	10,000	10,000
Oct 15	9,189	10,196	9,795	10,520
Oct 16	9,013	10,641	9,668	10,994
Oct 17	9,504	10,737	10,342	13,593
Oct 18	9,415	10,517	9,977	14,591
Oct 19	9,620	11,727	10,329	16,681
Oct 20	9,772	12,453	10,711	18,301
Oct 21	10,462	12,393	11,791	26,155
Oct 22	10,864	10,450	11,169	22,334
Oct 23	10,950	10,487	11,241	24,599
Oct 24	11,392	11,593	12,031	33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	4.03%	3.44%	1.92%
Class A (including sales charge)	-1.97%	2.22%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indices. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.88%/2.40% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The HFRX Global Hedge Fund Index and the S&P 500 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Derivatives

  Swap contracts

  Options

  Forward foreign currency contracts

  Futures

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Long
Fidelity Treasury Only Portfolio, Institutional Class	43.2%
Hess Corp.	2.2
Prosus NV (China)	1.8
HashiCorp, Inc. Class A	1.7
Kellanova	1.6
Alphabet, Inc. Class A	1.5
Meta Platforms, Inc. Class A	1.4
Herbie Re Ltd. (Bermuda)	1.4
Microsoft Corp.	1.4
Nestle SA (Registered)	1.3
Short
Chevron Corp.	(2.5)%
International Paper Co.	(1.7)
ConocoPhillips	(1.0)
Schlumberger NV	(0.5)
Lennar Corp. Class A	(0.4)
Anglogold Ashanti plc (United Kingdom)	(0.4)
Capital One Financial Corp.	(0.3)
Charter Communications, Inc. Class A	(0.3)
Nokia OYJ (Finland)	(0.3)
UMB Financial Corp.	(0.2)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Neuberger Berman Absolute Return Multi-Manager Fund

Annual Shareholder Report

October 31, 2024

Class A: NABAX

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0301 12/24

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

Annual Shareholder Report

October 31, 2024

Class C: NABCX

Neuberger Berman Absolute Return Multi-Manager Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$295	2.90%

How did the Fund perform last year?

Over the period, the Fund generated a positive absolute return at net asset value (NAV). Gains were driven by allocations to the Equity Long/Short, Merger Arbitrage/Event Driven and Insurance-Linked strategies. The Global Macro/Managed Futures strategies detracted, with positive contributions from the Systematic Currency strategy offset by the Managed Futures strategy. Within these strategies, equities, catastrophe bonds, and commodities contributed positively, while currencies and interest rate positioning weighed on overall performance.

Performance Attribution

Top Contributors

  Equity Long/Short strategies

  Merger Arbitrage/Event Driven strategies

  Insurance-Linked securities

Top Detractors

  Global Macro/Managed Futures strategies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
Oct 14
Oct 15
Oct 16
Oct 17
Oct 18
Oct 19
Oct 20
Oct 21
Oct 22
Oct 23
Oct 24
Class C (including sales charge) $11,223
Bloomberg U.S. Aggregate Bond Index $11,593
HFRX® Global Hedge Fund Index $12,031
S&P® 500 Index $33,950

	Class C (including sales charge) 11,223	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	10,000	10,000	10,000	10,000
Oct 15	9,679	10,196	9,795	10,520
Oct 16	9,422	10,641	9,668	10,994
Oct 17	9,865	10,737	10,342	13,593
Oct 18	9,692	10,517	9,977	14,591
Oct 19	9,827	11,727	10,329	16,681
Oct 20	9,921	12,453	10,711	18,301
Oct 21	10,539	12,393	11,791	26,155
Oct 22	10,858	10,450	11,169	22,334
Oct 23	10,858	10,487	11,241	24,599
Oct 24	11,223	11,593	12,031	33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	3.36%	2.69%	1.16%
Class C (including sales charge)	2.36%	2.69%	1.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indices. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 3.66%/3.15% before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The HFRX Global Hedge Fund Index and the S&P 500 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Derivatives

  Swap contracts

  Options

  Forward foreign currency contracts

  Futures

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Long
Fidelity Treasury Only Portfolio, Institutional Class	43.2%
Hess Corp.	2.2
Prosus NV (China)	1.8
HashiCorp, Inc. Class A	1.7
Kellanova	1.6
Alphabet, Inc. Class A	1.5
Meta Platforms, Inc. Class A	1.4
Herbie Re Ltd. (Bermuda)	1.4
Microsoft Corp.	1.4
Nestle SA (Registered)	1.3
Short
Chevron Corp.	(2.5)%
International Paper Co.	(1.7)
ConocoPhillips	(1.0)
Schlumberger NV	(0.5)
Lennar Corp. Class A	(0.4)
Anglogold Ashanti plc (United Kingdom)	(0.4)
Capital One Financial Corp.	(0.3)
Charter Communications, Inc. Class A	(0.3)
Nokia OYJ (Finland)	(0.3)
UMB Financial Corp.	(0.2)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Neuberger Berman Absolute Return Multi-Manager Fund

Annual Shareholder Report

October 31, 2024

Class C: NABCX

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0302 12/24

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

Annual Shareholder Report

October 31, 2024

Class E: NABEX

Neuberger Berman Absolute Return Multi-Manager Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$67	0.65%

How did the Fund perform last year?

Over the period, the Fund generated a positive absolute return at net asset value (NAV). Gains were driven by allocations to the Equity Long/Short, Merger Arbitrage/Event Driven and Insurance-Linked strategies. The Global Macro/Managed Futures strategies detracted, with positive contributions from the Systematic Currency strategy offset by the Managed Futures strategy. Within these strategies, equities, catastrophe bonds, and commodities contributed positively, while currencies and interest rate positioning weighed on overall performance.

Performance Attribution

Top Contributors

  Equity Long/Short strategies

  Merger Arbitrage/Event Driven strategies

  Insurance-Linked securities

Top Detractors

  Global Macro/Managed Futures strategies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
Oct 14
Oct 15
Oct 16
Oct 17
Oct 18
Oct 19
Oct 20
Oct 21
Oct 22
Oct 23
Oct 24
Class E $12,963
Bloomberg U.S. Aggregate Bond Index $11,593
HFRX® Global Hedge Fund Index $12,031
S&P® 500 Index $33,950

	Class E 12,963	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	10,000	10,000	10,000	10,000
Oct 15	9,790	10,196	9,795	10,520
Oct 16	9,637	10,641	9,668	10,994
Oct 17	10,196	10,737	10,342	13,593
Oct 18	10,139	10,517	9,977	14,591
Oct 19	10,390	11,727	10,329	16,681
Oct 20	10,599	12,453	10,711	18,301
Oct 21	11,384	12,393	11,791	26,155
Oct 22	11,973	10,450	11,169	22,334
Oct 23	12,275	10,487	11,241	24,599
Oct 24	12,963	11,593	12,031	33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	5.60%	4.52%	2.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indices. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.38%/0.68% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The HFRX Global Hedge Fund Index and the S&P 500 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Derivatives

  Swap contracts

  Options

  Forward foreign currency contracts

  Futures

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Long
Fidelity Treasury Only Portfolio, Institutional Class	43.2%
Hess Corp.	2.2
Prosus NV (China)	1.8
HashiCorp, Inc. Class A	1.7
Kellanova	1.6
Alphabet, Inc. Class A	1.5
Meta Platforms, Inc. Class A	1.4
Herbie Re Ltd. (Bermuda)	1.4
Microsoft Corp.	1.4
Nestle SA (Registered)	1.3
Short
Chevron Corp.	(2.5)%
International Paper Co.	(1.7)
ConocoPhillips	(1.0)
Schlumberger NV	(0.5)
Lennar Corp. Class A	(0.4)
Anglogold Ashanti plc (United Kingdom)	(0.4)
Capital One Financial Corp.	(0.3)
Charter Communications, Inc. Class A	(0.3)
Nokia OYJ (Finland)	(0.3)
UMB Financial Corp.	(0.2)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Neuberger Berman Absolute Return Multi-Manager Fund

Annual Shareholder Report

October 31, 2024

Class E: NABEX

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund. The change in Fund fees for the reporting period resulted primarily from changes in dividend and interest expenses relating to short sales.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0335 12/24

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

Annual Shareholder Report

October 31, 2024

Class R6: NRABX

Neuberger Berman Absolute Return Multi-Manager Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$173	1.69%

How did the Fund perform last year?

Over the period, the Fund generated a positive absolute return at net asset value (NAV). Gains were driven by allocations to the Equity Long/Short, Merger Arbitrage/Event Driven and Insurance-Linked strategies. The Global Macro/Managed Futures strategies detracted, with positive contributions from the Systematic Currency strategy offset by the Managed Futures strategy. Within these strategies, equities, catastrophe bonds, and commodities contributed positively, while currencies and interest rate positioning weighed on overall performance.

Performance Attribution

Top Contributors

  Equity Long/Short strategies

  Merger Arbitrage/Event Driven strategies

  Insurance-Linked securities

Top Detractors

  Global Macro/Managed Futures strategies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
Oct 14
Oct 15
Oct 16
Oct 17
Oct 18
Oct 19
Oct 20
Oct 21
Oct 22
Oct 23
Oct 24
Class R6 $12,617
Bloomberg U.S. Aggregate Bond Index $11,593
HFRX® Global Hedge Fund Index $12,031
S&P® 500 Index $33,950

	Class R6 12,617	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	10,000	10,000	10,000	10,000
Oct 15	9,786	10,196	9,795	10,520
Oct 16	9,631	10,641	9,668	10,994
Oct 17	10,200	10,737	10,342	13,593
Oct 18	10,143	10,517	9,977	14,591
Oct 19	10,411	11,727	10,329	16,681
Oct 20	10,629	12,453	10,711	18,301
Oct 21	11,427	12,393	11,791	26,155
Oct 22	11,930	10,450	11,169	22,334
Oct 23	12,065	10,487	11,241	24,599
Oct 24	12,617	11,593	12,031	33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	4.58%	3.92%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indices. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.71%/2.26% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The HFRX Global Hedge Fund Index and the S&P 500 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Derivatives

  Swap contracts

  Options

  Forward foreign currency contracts

  Futures

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Long
Fidelity Treasury Only Portfolio, Institutional Class	43.2%
Hess Corp.	2.2
Prosus NV (China)	1.8
HashiCorp, Inc. Class A	1.7
Kellanova	1.6
Alphabet, Inc. Class A	1.5
Meta Platforms, Inc. Class A	1.4
Herbie Re Ltd. (Bermuda)	1.4
Microsoft Corp.	1.4
Nestle SA (Registered)	1.3
Short
Chevron Corp.	(2.5)%
International Paper Co.	(1.7)
ConocoPhillips	(1.0)
Schlumberger NV	(0.5)
Lennar Corp. Class A	(0.4)
Anglogold Ashanti plc (United Kingdom)	(0.4)
Capital One Financial Corp.	(0.3)
Charter Communications, Inc. Class A	(0.3)
Nokia OYJ (Finland)	(0.3)
UMB Financial Corp.	(0.2)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Neuberger Berman Absolute Return Multi-Manager Fund

Annual Shareholder Report

October 31, 2024

Class R6: NRABX

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.366.6264 or issdl@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund. The change in Fund fees for the reporting period resulted primarily from changes in dividend and interest expenses relating to short sales.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0304 12/24

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

Annual Shareholder Report

October 31, 2024

Institutional Class: NABIX

Neuberger Berman Absolute Return Multi-Manager Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$183	1.79%

How did the Fund perform last year?

Over the period, the Fund generated a positive absolute return at net asset value (NAV). Gains were driven by allocations to the Equity Long/Short, Merger Arbitrage/Event Driven and Insurance-Linked strategies. The Global Macro/Managed Futures strategies detracted, with positive contributions from the Systematic Currency strategy offset by the Managed Futures strategy. Within these strategies, equities, catastrophe bonds, and commodities contributed positively, while currencies and interest rate positioning weighed on overall performance.

Performance Attribution

Top Contributors

  Equity Long/Short strategies

  Merger Arbitrage/Event Driven strategies

  Insurance-Linked securities

Top Detractors

  Global Macro/Managed Futures strategies

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
0
Oct 14
Oct 15
Oct 16
Oct 17
Oct 18
Oct 19
Oct 20
Oct 21
Oct 22
Oct 23
Oct 24
Institutional Class $1,253,200
Bloomberg U.S. Aggregate Bond Index $1,159,300
HFRX® Global Hedge Fund Index $1,203,100
S&P® 500 Index $3,395,000

	Institutional Class 1,253,200	Bloomberg U.S. Aggregate Bond Index $1,159,300	HFRX® Global Hedge Fund Index $1,203,100	S&P® 500 Index $3,395,000
Oct 14	1,000,000	1,000,000	1,000,000	1,000,000
Oct 15	979,000	1,019,600	979,500	1,052,000
Oct 16	963,700	1,064,100	966,800	1,099,400
Oct 17	1,019,600	1,073,700	1,034,200	1,359,300
Oct 18	1,013,900	1,051,700	997,700	1,459,100
Oct 19	1,039,000	1,172,700	1,032,900	1,668,100
Oct 20	1,059,900	1,245,300	1,071,100	1,830,100
Oct 21	1,138,400	1,239,300	1,179,100	2,615,500
Oct 22	1,187,300	1,045,000	1,116,900	2,233,400
Oct 23	1,200,600	1,048,700	1,124,100	2,459,900
Oct 24	1,253,200	1,159,300	1,203,100	3,395,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	4.39%	3.82%	2.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indices. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance,which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.52%/2.04% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The HFRX Global Hedge Fund Index and the S&P 500 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Derivatives

  Swap contracts

  Options

  Forward foreign currency contracts

  Futures

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Long
Fidelity Treasury Only Portfolio, Institutional Class	43.2%
Hess Corp.	2.2
Prosus NV (China)	1.8
HashiCorp, Inc. Class A	1.7
Kellanova	1.6
Alphabet, Inc. Class A	1.5
Meta Platforms, Inc. Class A	1.4
Herbie Re Ltd. (Bermuda)	1.4
Microsoft Corp.	1.4
Nestle SA (Registered)	1.3
Short
Chevron Corp.	(2.5)%
International Paper Co.	(1.7)
ConocoPhillips	(1.0)
Schlumberger NV	(0.5)
Lennar Corp. Class A	(0.4)
Anglogold Ashanti plc (United Kingdom)	(0.4)
Capital One Financial Corp.	(0.3)
Charter Communications, Inc. Class A	(0.3)
Nokia OYJ (Finland)	(0.3)
UMB Financial Corp.	(0.2)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Neuberger Berman Absolute Return Multi-Manager Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NABIX

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.366.6264 or issdl@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

 Z0303 12/24

(b) Not applicable to the Fund.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is filed herewith. codeofethics.docx
The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss, and Deborah C. McLean. Mr. Cosgrove, Ms. Goss, and Ms. McLean are independent trustees as defined by Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to the Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).

(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services rendered to the Fund that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $102,200 and $104,700 for the fiscal years ended 2023 and 2024, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Fund for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(c) Tax Fees
The aggregate fees billed to the Fund for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $19,040 and $19,040 for the fiscal years ended 2023 and 2024, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(d) All Other Fees

The aggregate fees billed to the Fund for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(e) Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Fund were $19,040 and $19,040 for the fiscal years ended 2023 and 2024, respectively.
Non-audit fees billed by E&Y for services rendered to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Fund is compatible with maintaining E&Y’s independence.
(i) Not applicable.
(j) Not applicable.
Item 5.  Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6.  Investments.

(a)        The complete schedule of investments for the Fund is disclosed in the Fund’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)       Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
October 31, 2024
Neuberger Berman
Alternative Funds
Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares
Class E Shares
Absolute Return Multi-Manager Fund

Contents
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual
Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
©
2024 Neuberger Berman BD LLC, distributor. All rights reserved.
CONSOLIDATED SCHEDULE OF INVESTMENTS (Form N-CSR
Item 7)
2
CONSOLIDATED FINANCIAL STATEMENTS (Form N-CSR
Item 7)
25
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Form
N-CSR Item 7)
30
CONSOLIDATED FINANCIAL HIGHLIGHTS (ALL CLASSES)
(Form N-CSR Item 7)
44
Report of Independent Registered Public Accounting Firm (Form N-CSR
Item 7)
48
Directory (Form N-CSR Item 7)
49
Notice to Shareholders
50
Other Information (Form N-CSR Items 8-11)
51

See Notes to Consolidated Financial Statements
Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ October 31, 2024
Investments Shares Value
Long Positions 88.6%
Common Stocks 44.6%
Aerospace & Defense 0.3%
Heroux-Devtek, Inc.
(Canada)
*
2,450 $ 56,572
Spirit AeroSystems
Holdings, Inc., Class A
*
7,050 228,208
284,780
Automobile Components 0.1%
Garrett Motion, Inc.
(Switzerland)
*
9,382
69,708
Banks 0.3%
Canadian Western Bank
(Canada) 1,323 54,399
First Bancshares, Inc.
(The) 1,496 50,071
Heartland Financial USA,
Inc. 2,756 163,982
Sandy Spring Bancorp,
Inc. 435 14,633
283,085
Beverages 0.2%
Duckhorn Portfolio, Inc.
(The)
*
20,118
220,493
Biotechnology 0.0%
(a)
Grifols SA, ADR (Spain)
*
986
8,568
Broadline Retail 3.6%
Alibaba Group Holding
Ltd., ADR (China) 6,297 616,980
Alibaba Group Holding
Ltd. (China) 17,285 211,436
Amazon.com, Inc.
*
3,599 670,854
Macy's, Inc. 2,500 38,350
MercadoLibre, Inc.
(Brazil)
*
256 521,518
Prosus NV (China) 31,471 1,326,341
3,385,479
Capital Markets 0.2%
Canaccord Genuity
Group, Inc. (Canada) 21,750 156,523
Pershing Square,
Escrow
*(b)(c)
6,100 —
156,523
Chemicals 0.7%
Aimia, Inc. (Canada)
*
18,800 33,891
Arcadium Lithium plc
(Argentina)
*
109,055 587,806
621,697
Commercial Services & Supplies 1.0%
Stericycle, Inc.
*
14,565
895,311
Communications Equipment 1.5%
Infinera Corp.
*(c)
78,654 547,127
Juniper Networks, Inc. 19,881 773,371
1,320,498
Investments Shares Value
Consumer Finance 0.2%
Discover Financial
Services 1,282
$ 190,287
Consumer Staples Distribution & Retail 0.9%
Albertsons Cos., Inc.,
Class A 35,473 642,061
Fix Price Group plc, GDR
(Russia)
(b)(c)(d)
144 —
Sendas Distribuidora SA,
ADR (Brazil)
*
3,297 21,430
Wal-Mart de Mexico SAB
de CV (Mexico) 41,235 113,384
776,875
Diversified Telecommunication Services 0.7%
Altaba, Inc. Escrow
*(b)
115,604 164,736
Consolidated
Communications
Holdings, Inc.
*
24,878 115,310
Frontier Communications
Parent, Inc.
*
9,154 327,072
Telesat Corp. (Canada)
*
4,885 61,600
668,718
Electric Utilities 1.1%
ALLETE, Inc. 9,028 576,979
Avangrid, Inc. 8,060 287,823
TXNM Energy, Inc. 3,707 161,403
1,026,205
Electronic Equipment, Instruments & Components
0.3%
Iteris, Inc.
*
37,700
271,063
Energy Equipment & Services 0.4%
ChampionX Corp. 12,631
356,447
Entertainment 1.0%
Atlanta Braves Holdings,
Inc., Class C
*
6,104 241,169
Endeavor Group
Holdings, Inc., Class A 22,647 667,860
909,029
Financial Services 0.9%
Nuvei Corp. (Canada) 13,300 447,545
PayPal Holdings, Inc.
*
4,030 319,579
767,124
Food Products 2.4%
Kellanova 14,457 1,165,957
Nestle SA (Registered) 10,570 998,553
2,164,510
Gas Utilities 0.1%
Southwest Gas Holdings,
Inc. 1,450
106,213
Health Care Equipment & Supplies 1.3%
Axonics, Inc.
*
13,834 972,530
Surmodics, Inc.
*
5,548 208,161
1,180,691
Health Care Providers & Services 1.8%
Amedisys, Inc.
*
9,175 867,955

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Investments Shares Value
Health Care Providers & Services - cont’d
R1 RCM, Inc.
*
44,940 $ 640,844
Shanghai Pharmaceuticals
Holding Co. Ltd., Class
H (China) 26,108 40,353
Sinopharm Group Co.
Ltd., Class H (China) 14,957 37,262
1,586,414
Hotels, Restaurants & Leisure 2.1%
Bally's Corp.
*
11,640 203,118
Booking Holdings, Inc. 150 701,438
Deliveroo plc, Class A
(United Kingdom)
*(d)
10,109 17,962
Everi Holdings, Inc.
*
20,650 275,265
Expedia Group, Inc.
*
1,865 291,518
International Game
Technology plc 5,400 109,728
PlayAGS, Inc.
*
17,380 202,129
Playtech plc (United
Kingdom)
*
12,263 114,799
1,915,957
Household Durables 0.9%
Lennar Corp., Class B 2,092 335,390
Vizio Holding Corp.,
Class A
*
43,079 479,469
814,859
Independent Power and Renewable Electricity
Producers 0.1%
Atlantica Sustainable
Infrastructure plc
(Spain) 5,775
127,397
Insurance 0.7%
AIA Group Ltd. (Hong
Kong) 57,907 457,020
Enstar Group Ltd.
*
450 145,125
602,145
Interactive Media & Services 2.5%
Alphabet, Inc., Class A 6,445 1,102,804
Baidu, Inc., ADR (China)
*
608 55,468
Baidu, Inc., Class A
(China)
*
1,931 22,034
Meta Platforms, Inc.,
Class A 1,836 1,042,077
Nebius Group NV
(Netherlands)
*(b)
1,428 30,531
PropertyGuru Group Ltd.
(Cayman Islands)
*
3,600 23,868
VK IPJSC, GDR (Russia)
*(b)
(c)(d)
1,305 —
2,276,782
IT Services 0.0%
(a)
Thoughtworks Holding,
Inc.
*
747
3,317
Leisure Products 0.5%
Vista Outdoor, Inc.
*
9,534
419,210
Investments Shares Value
Life Sciences Tools & Services 0.8%
Eurofins Scientific SE
(Luxembourg) 14,650
$ 719,968
Machinery 0.6%
Barnes Group, Inc. 10,259 479,711
Stratasys Ltd.
*
5,394 38,567
Velan, Inc. (Canada)
*
2,100 17,405
535,683
Media 1.2%
Liberty Broadband Corp.,
Class C
*
2,609 210,859
Paramount Global, Class
B 12,489 136,630
Stroeer SE & Co. KGaA
(Germany) 7,211 427,485
TEGNA, Inc. 18,417 302,591
WideOpenWest, Inc.
*
6,032 30,100
1,107,665
Metals & Mining 1.8%
ArcelorMittal SA
(Luxembourg) 4,832 119,206
Artemis Gold, Inc.
(Canada)
*
605 6,092
Centamin plc (Egypt) 138,657 283,921
Haynes International, Inc. 6,009 362,703
United States Steel Corp. 19,250 747,862
Universal Stainless &
Alloy Products, Inc.
*
1,050 45,906
Vale SA, Class B, ADR
(Brazil) 467 4,997
Vale SA, Class B, ADR
(Brazil) 8,200 87,740
1,658,427
Office REITs 0.3%
Equity Commonwealth,
REIT
*
3,700 73,223
NET Lease Office
Properties, REIT 5,072 152,363
225,586
Oil, Gas & Consumable Fuels 2.8%
Hess Corp. 12,067 1,622,770
LUKOIL PJSC, ADR
(Russia)
*(b)(c)
661 —
Marathon Oil Corp. 27,732 768,176
Petroleo Brasileiro SA,
ADR (Brazil) 9,839 132,335
2,523,281
Passenger Airlines 0.0%
(a)
American Airlines Group,
Inc.
*
768
10,291
Personal Care Products 0.0%
(a)
L'Oreal SA (France) 86
32,203
Pharmaceuticals 2.5%
Aralez Pharmaceuticals,
Inc. (Canada)
*(b)
345 —
Catalent, Inc.
*
11,557 677,240

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Investments Shares Value
Pharmaceuticals - cont’d
Longboard
Pharmaceuticals, Inc.
*
8,024 $ 479,193
Revance Therapeutics,
Inc.
*
41,886 247,127
Roche Holding AG 2,682 832,040
2,235,600
Professional Services 0.7%
SGS SA (Registered)
(Switzerland) 3,869 409,951
Sterling Check Corp.
*(c)
11,436 199,155
TTEC Holdings, Inc. 7,148 37,170
646,276
Real Estate Management & Development 0.2%
Seritage Growth
Properties, Class A
*
34,643
145,154
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding NV
(Netherlands) 319 215,552
Magnachip
Semiconductor Corp.
(South Korea)
*
11,350 50,053
Silicon Motion
Technology Corp., ADR
(Taiwan) 1,512 81,361
SunEdison, Inc.
*(b)(c)
16,689 —
346,966
Software 4.9%
Altair Engineering, Inc.,
Class A
*
600 62,394
ANSYS, Inc.
*
953 305,351
Envestnet, Inc.
*
2,500 156,950
HashiCorp, Inc., Class A
*
36,749 1,244,321
Instructure Holdings, Inc.
*
5,100 120,054
Matterport, Inc.
*
24,864 113,380
Microsoft Corp. 2,462 1,000,434
SAP SE (Germany) 3,446 805,153
Smartsheet, Inc., Class A
*
9,090 512,858
Zuora, Inc., Class A
*
6,250 61,875
4,382,770
Specialty Retail 0.1%
GCI Liberty, Inc. Escrow
*(b)
(c)
5,700 —
Sportsman's Warehouse
Holdings, Inc.
*
37,547 97,998
Toys R Us, Inc.
*(b)
2,810 14,050
112,048
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. 2,375 536,536
Samsung Electronics
Co. Ltd., GDR (South
Korea)
(d)
283 299,697
836,233
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd.
*
10,022 197,834
Hermes International SCA
(France) 22 49,632
Investments Shares Value
Textiles, Apparel & Luxury Goods - cont’d
NIKE, Inc., Class B 1,934 $ 149,170
396,636
Trading Companies & Distributors 0.9%
Brenntag SE (Germany) 3,324 216,362
IMCD NV (Netherlands) 2,741 435,452
McGrath RentCorp 1,172 133,256
785,070
Wireless Telecommunication Services 0.3%
Telephone and Data
Systems, Inc. 4,200 124,950
United States Cellular
Corp.
*
2,150 132,655
257,605
Total Common Stocks
(Cost $38,739,135 ) 40,366,847
Principal
Amount
Corporate Bonds 0.0%
Independent Power and Renewable Electricity
Producers 0.0%
GenOn Energy, Inc. Escrow
,
9.50%, 10/15/2018
(b)(c)(e)
$ 354,000 —
9.88%, 10/15/2020
(b)(c)(e)
1,655,000 —
Total Corporate Bonds
(Cost $— ) —
Insurance Linked Securities 8 .5%
Alamo Re Ltd. (Bermuda)
Series B, (1 Month
Treasury Bill Rate +
7.75%), 12.33%,
6/7/2027
(f)(g)
250,000 260,425
Cape Lookout Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
8.00%), 12.58%,
4/5/2027
(f)(g)
250,000 254,875
FloodSmart Re Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
14.00%), 18.58%,
3/12/2027
(f)(g)
250,000 263,150
Gateway Re Ltd.
Series A, (1 Month
Treasury Bill Rate +
13.96%), 18.54%,
2/24/2026
(f)(g)
250,000 271,225
Herbie Re Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
6.73%), 11.31%,
1/8/2025
(f)(g)
250,000 252,050

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Investments
Principal
Amount Value
Insurance Linked Securities - cont’d
Series B, (3 Month
Treasury Bill Rate +
9.72%), 14.30%,
1/8/2025
(f)(g)
$ 750,000 $ 755,625
Hestia Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
10.75%), 15.30%,
4/7/2026
(f)(g)
500,000 528,500
Kendall Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill Rate +
7.75%), 12.33%,
4/30/2027
(f)(g)
250,000 254,000
Kilimanjaro III Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill Rate +
9.91%), 14.49%,
12/19/2024
(f)(g)
250,000 249,750
Series A, (3 Month
Treasury Bill Rate +
5.85%), 10.43%,
6/25/2025
(f)(g)
650,000 665,860
Lightning Re
Series 2023-1, (3 Month
Treasury Bill Rate +
11.00%), 15.58%,
3/31/2026
(f)(g)
500,000 532,500
Marlon Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
7.00%), 11.58%,
6/7/2027
(f)(g)
250,000 251,625
Matterhorn Re Ltd. (Bermuda)
(SOFR + 7.75%),
12.58%, 3/24/2025
(f)(g)
500,000 510,250
Mona Lisa Re Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
7.00%), 11.58%,
7/8/2025
(f)(g)
250,000 254,925
Northshore Re II Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
8.00%), 12.58%,
7/8/2025
(f)(g)
250,000 259,300
Purple Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
10.50%), 15.08%,
6/5/2026
(f)(g)
250,000 264,250
Investments
Principal
Amount Value
Insurance Linked Securities - cont’d
Tailwind RE Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill Rate +
8.96%), 13.54%,
1/8/2025
(f)(g)
$ 500,000 $ 500,000
Titania RE Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
6.58%), 11.16%,
12/27/2024
(f)(g)
250,000 250,450
Series A, (1 Month
Treasury Bill Rate +
12.53%), 17.11%,
2/27/2026
(f)(g)
750,000 798,525
Winston RE Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
10.25%), 14.83%,
2/26/2027
(f)(g)
250,000 262,375
Total Insurance Linked Securities
(Cost $7,366,094) 7,639,660
Loan Assignments 0.0%
(a)
Media 0.0%
(a)
Deluxe Entertainment Services Group,
Inc., 1st Lien Term Loan
,
(US Prime Rate + 4.50%),
12.25% Cash/1.50%
PIK, due 12/31/2024
(b)
(c)(f)(h)
14,315 5,707
Deluxe Entertainment Services Group,
Inc., 2nd Lien Term Loan
,
(3 Month SOFR +
5.00%), 13.50 due
12/31/2024
(b)(c)(f)(h)
153,519 —
Total Loan Assignments
(Cost $105,973) 5,707
No. of
Rights
Rights 0.1%
Biotechnology 0.0%
(a)
Adamas Pharmaceuticals,
Inc., CVR
*(b)
24,600 1,230
Akouos, Inc., CVR
*(b)
38,850 19,425
Ambit Biosciences Corp.,
CVR
*(b)(c)
70,000 —
Clementia
Pharmaceuticals, Inc.,
CVR (France)
*(b)(c)
3,200 —
Tobira Therapeutics, Inc.,
CVR
*(b)(c)
6,900 —
20,655

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Investments
No. of
Rights Value
Capital Markets 0.0%
(a)
Pershing Square Holdings
Gp LLC, expiring
9/29/2033
*(b)
1,525
$ 458
Health Care Equipment & Supplies 0.0%
(a)
ABIOMED, Inc., CVR
*(b)
3,300
5,775
IT Services 0.0%
(a)
Flexion Therapeutics, Inc.,
CVR
*(b)
18,500
3,700
Metals & Mining 0.1%
Kinross Gold Corp., CVR,
expiring 2/25/2032
(Canada)
*
4,800 2,677
Pan American Silver
Corp., CVR, expiring
2/22/2029 (Canada)
*
39,600 18,612
21,289
Paper & Forest Products 0.0%
(a)
Resolute Forest Products,
Inc., CVR (Canada)
*(b)
5,750
11,500
Total Rights
(Cost $60,754) 63,377
No. of
Warrants
Warrants 0.0%
(a)
Leisure Products 0.0%
(a)
Tonies SE, expiring
4/30/2026 (Germany)
*
(Cost $—)
4,329
1,177
Shares
Short-Term Investments 35.4%
Investment Companies 35.4%
Fidelity Treasury Only
Portfolio, Institutional
Class, 4.70%
(i)
32,005,712 32,005,712
Morgan Stanley
Institutional Liquidity
Funds Treasury
Securities Portfolio,
Institutional Class,
4.63%
(i)
60 60
Total Investment Companies
(Cost $32,005,772) 32,005,772
Total Long Positions
(Cost $78,277,728 ) 80,082,540
Investments Shares Value
Short Positions (6.6)%
(j)
Common Stocks Sold Short (6.6)%
Banks (0.3)%
Atlantic Union
Bankshares Corp. (391) $ (14,780)
National Bank of Canada
(Canada) (595) (56,750)
Renasant Corp. (1,496) (51,029)
UMB Financial Corp. (1,514) (166,131)
(288,690)
Communications Equipment (0.2)%
Nokia OYJ, ADR (Finland) (39,683)
(186,907)
Consumer Finance (0.3)%
Capital One Financial
Corp. (1,408)
(229,208)
Containers & Packaging (1.4)%
International Paper Co. (22,854)
(1,269,311)
Energy Equipment & Services (0.4)%
Schlumberger NV (9,273)
(371,569)
Household Durables (0.3)%
Lennar Corp., Class A (1,874)
(319,142)
Media (0.2)%
Charter Communications,
Inc., Class A (627)
(205,412)
Metals & Mining (0.3)%
Anglogold Ashanti plc
(United Kingdom) (9,681)
(269,132)
Oil, Gas & Consumable Fuels (2.9)%
Chevron Corp. (12,315) (1,832,718)
ConocoPhillips (6,992) (765,904)
(2,598,622)
Professional Services (0.1)%
First Advantage Corp. (5,103)
(92,466)
Software (0.2)%
Synopsys, Inc. (290)
(148,947)
Total Common Stocks Sold Short
(Proceeds $(5,525,802)) (5,979,406)
Total Short Positions
(Proceeds $(5,525,802)) (5,979,406)
Total Investments 82.0%
(Cost $72,751,926 ) 74,103,134
Other Assets Less Liabilities 18.0%
(k)
16,250,584
Net Assets 100.0% $90,353,718

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
All bonds are denominated in USD, unless noted otherwise.
* Non-income producing security.
(a) Represents less than 0.05% of net assets of the Fund.
(b) Value determined using significant unobservable inputs.
(c) Security fair valued as of October 31, 2024, in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024, amounted to $751,989, which represents
0.8% of net assets of the Fund.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At October 31,
2024, these securities amounted to $317,659 of long positions which represents 0.4% of net assets of the
Fund.
(e) Defaulted security.
(f) Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024, and changes periodically.
(g) Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31,
2024, these securities amounted to $7,639,660 of long positions, which represents 8.5% of net assets of the Fund.
(h) Payment-in-kind (PIK) security.
(i) Represents 7-day effective yield as of October 31, 2024.
(j) At October 31, 2024, the Fund had approximately $5,969,391 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(k) Includes the impact of the Fund’s open positions in derivatives at October 31, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
OYJ Public Limited Company
SA Société Anonyme
SCA Partnership limited by shares
SOFR Secured Overnight Financing Rate
USD United States Dollar

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
LONG POSITIONS BY COUNTRY
Country
Investments at
Value
Percentage of
Net Assets
United States $ 31,597,907 35 .0%
Bermuda 6,835,935 7 .6%
China 2,309,874 2 .6%
Germany 1,450,177 1 .6%
Canada 866,816 1 .0%
Luxembourg 839,174 0 .9%
Brazil 768,020 0 .9%
Netherlands 681,535 0 .8%
Argentina 587,806 0 .6%
Switzerland 479,659 0 .5%
Hong Kong 457,020 0 .5%
South Korea 349,750 0 .4%
Egypt 283,921 0 .3%
Spain 135,965 0 .1%
United Kingdom 132,761 0 .1%
Mexico 113,384 0 .1%
France 81,835 0 .1%
Taiwan 81,361 0 .1%
Cayman Islands 23,868 0 .0%
(a)
Short-Term Investments and Other Assets-Net 48,256,356 53 .4%
Short Positions (See summary below) (5,979,406) ( 6 .6 ) %
$ 90,353,718 100 .0%
SHORT POSITIONS BY COUNTRY
Country
Investments at
Value
Percentage of
Net Assets
United States $ (5,466,617) ( 6 .0 ) %
United Kingdom (269,132) ( 0 .3 ) %
Finland (186,907) ( 0 .2 ) %
Canada (56,750) ( 0 .1 ) %
Total Short Positions $(5,979,406) ( 6 .6 ) %
(a) Represents less than 0.05% of net assets of the Fund.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Derivative Instruments
Futures contracts ("futures")
At October 31, 2024, open positions in futures for the Fund were as follows:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Long Contracts
Brent Crude Oil 1 11/2024 $ 72,810 $ (3,111)
CAC 40 10 Euro Index 2 11/2024 160,139 (3,410)
CBOE Volatility Index 2 11/2024 41,916 1,463
FTSE Bursa Malaysia KLCI Index 2 11/2024 36,618 (391)
Hang Seng Mini Index 1 11/2024 26,177 (685)
Hang Seng Mini Index 4 11/2024 37,463 (1,055)
IBEX 35 Index 1 11/2024 12,670 (361)
IBEX 35 Index 2 11/2024 253,409 (5,638)
IFSC NIFTY 50 Index 9 11/2024 439,083 (2,836)
LME Aluminum Base Metal 1 11/2024 65,029 3,076
LME Aluminum Base Metal 1 11/2024 65,017 1,651
LME Aluminum Base Metal 1 11/2024 64,942 7,426
LME Aluminum Base Metal 2 11/2024 130,034 4,690
LME Lead Base Metal 1 11/2024 49,833 (2,495)
LME Nickel Base Metal 1 11/2024 93,028 (5,650)
LME Nickel Base Metal 1 11/2024 92,770 (5,034)
LME Zinc Base Metal 1 11/2024 75,829 7,576
MSCI Singapore Index 4 11/2024 102,688 (2,577)
SGX FTSE Taiwan Index 1 11/2024 75,690 (2,796)
White Sugar 3 11/2024 86,475 (678)
WTI Crude Oil 1 11/2024 69,260 (881)
100 oz Gold 3 12/2024 824,790 55,065
Cocoa 1 12/2024 73,340 (7,702)
Corn 1 12/2024 27,232 3,158
Corn 2 12/2024 66,977 6,292
DAX Index 2 12/2024 1,041,629 (16,447)
DJIA CBOT E-Mini Index 1 12/2024 209,735 (3,072)
EURO STOXX 50 Index 4 12/2024 210,327 (7,043)
EURO STOXX Bank Index 10 12/2024 78,536 (569)
Euro-BTP 14 12/2024 1,820,567 (22,112)
Euro-Bund 2 12/2024 286,731 (4,306)
Euro-OAT 2 12/2024 271,198 (3,752)
Euro-Schatz 2 12/2024 231,778 (1,399)
Foreign Exchange AUD/USD 1 12/2024 65,775 (177)
Foreign Exchange MXN/USD 19 12/2024 471,105 1,334

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Foreign Exchange USD/NOK 1 12/2024 $ 100,036 $ 1,926
Foreign Exchange ZAR/USD 1 12/2024 28,237 461
FTSE 100 Index 3 12/2024 314,381 (8,801)
FTSE/JSE Top 40 Index 4 12/2024 176,926 5,501
FTSE/MIB Index 1 12/2024 185,331 1,075
FTSE/MIB Index 3 12/2024 111,199 438
Gold 1 12/2024 27,493 2,523
Japan 10 Year Bond 1 12/2024 948,993 (389)
Japan 10 Year Bond 1 12/2024 94,781 (191)
Korea 10 Year Bond 18 12/2024 1,516,044 (7,963)
Korea 3 Year Bond 49 12/2024 3,758,442 (7,312)
Lean Hogs 3 12/2024 100,560 12,063
Live Cattle 2 12/2024 149,040 5,176
LME Aluminum Base Metal 1 12/2024 65,161 1,820
LME Aluminum Base Metal 1 12/2024 65,157 1,729
LME Aluminum Base Metal 2 12/2024 130,308 5,736
LME Copper Base Metal 1 12/2024 236,390 (7,563)
LME Copper Base Metal 1 12/2024 235,701 (782)
LME Lead Base Metal 1 12/2024 50,170 (3,421)
LME Lead Base Metal 1 12/2024 49,981 (2,329)
LME Lead Base Metal 1 12/2024 49,938 432
LME Nickel Base Metal 1 12/2024 93,672 (6,741)
LME Nickel Base Metal 1 12/2024 93,651 (624)
LME Nickel Base Metal 1 12/2024 93,420 (640)
LME Tin Base Metal 1 12/2024 155,790 (5,063)
LME Tin Base Metal 1 12/2024 155,600 (9,037)
LME Zinc Base Metal 1 12/2024 75,799 4,671
LME Zinc Base Metal 1 12/2024 75,737 3,814
MSCI EAFE Index 2 12/2024 235,020 (10,853)
MSCI Emerging Markets Index 2 12/2024 112,650 (3,833)
Nikkei 225 Index 1 12/2024 257,075 3,693
Palladium 1 12/2024 111,160 7,058
Russell 2000 E-Mini Index 1 12/2024 110,430 (4,276)
S&P Midcap 400 E-Mini Index 1 12/2024 311,360 3,208
S&P/TSX 60 Index 3 12/2024 623,679 7,569
SET50 Index 53 12/2024 294,394 3,170
Short-Term Euro-BTP 34 12/2024 3,952,427 (5,005)
Silver 4 12/2024 655,920 (16,212)
Soybean Oil 1 12/2024 27,084 712
SPI 200 Index 1 12/2024 134,417 (1,150)
STOXX 600 Banks Index 2 12/2024 22,185 112

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
STOXX Europe 600 Equity Index 10 12/2024 $ 275,364 $ (8,946)
STOXX Europe 600 Utilities Index 2 12/2024 43,010 (1,560)
TOPIX Mini Index 1 12/2024 17,734 (288)
U.S. Dollar Index 1 12/2024 103,878 (58)
XAF Financial Index 1 12/2024 144,210 3,971
XAP Consumer Staples Index 1 12/2024 81,330 (2,641)
XAV Health Care Index 2 12/2024 298,420 (15,143)
XAY Consumer Discretionary Index 1 12/2024 200,140 (5,481)
CBOE Volatility Index 1 1/2025 19,742 290
Crude Palm Oil 4 1/2025 107,239 10,627
LME Aluminum Base Metal 2 1/2025 130,808 (3,197)
LME Copper Base Metal 1 1/2025 236,753 (13,751)
LME Lead Base Metal 1 1/2025 50,387 400
LME Lead Base Metal 1 1/2025 50,352 (3,652)
LME Nickel Base Metal 1 1/2025 94,278 (630)
LME Nickel Base Metal 1 1/2025 93,928 (15,066)
LME Nickel Base Metal 1 1/2025 93,869 (11,944)
LME Zinc Base Metal 1 1/2025 75,764 (3,878)
LME Zinc Base Metal 1 1/2025 75,715 (1,887)
LME Zinc Base Metal 1 1/2025 75,703 (1,475)
Lumber 1 1/2025 15,714 781
NY Harbor ULSD 1 1/2025 94,164 1,363
Rapeseed 3 1/2025 85,212 3,298
RBOB Gasoline 1 1/2025 82,211 (6,176)
Crude Palm Oil 4 2/2025 105,823 11,630
Lean Hogs 1 2/2025 34,080 1,968
Live Cattle 1 2/2025 74,710 (312)
RBOB Gasoline 1 2/2025 82,912 (695)
Sugar No. 11 2 2/2025 50,938 (1,102)
White Sugar 1 2/2025 29,260 204
Canola 2 3/2025 18,946 649
Corn 1 3/2025 11,285 (721)
Crude Oil 1 3/2025 21,903 (1,129)
Crude Palm Oil 1 3/2025 26,033 1,996
Low Sulphur Gasoil 1 3/2025 66,700 174
Milling Wheat No. 2 1 3/2025 12,468 (652)
Robusta Coffee 1 3/2025 42,810 (2,661)
Lean Hogs 1 4/2025 35,240 588
Rapeseed 1 4/2025 28,322 1,001
Sugar No. 11 3 4/2025 70,728 945
Milling Wheat No. 2 3 5/2025 38,262 (1,589)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Gold 2 6/2025 $ 180,492 $ 16,933
Gold 6 8/2025 541,832 35,036
Platinum 1 8/2025 16,260 (293)
3 Month EURIBOR 21 9/2025 5,591,334 472
EURO STOXX 50 Index 1 12/2025 17,208 (217)
3 Month EURIBOR 1 6/2026 266,077 (204)
3 Month EURIBOR 4 9/2026 1,063,983 (88)
3 Month EURIBOR 4 9/2027 1,062,895 231
3 Month EURIBOR 1 12/2027 265,683 (560)
Total Long Contracts $ 36,018,448 $(55,183)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Short Contracts
Brent Crude Oil (1) 11/2024 $ (72,810) $ (241)
E-Mini Natural Gas (1) 11/2024 (6,762) 512
Foreign Exchange BRL/USD (1) 11/2024 (17,245) 63
HSCEI (1) 11/2024 (46,829) 1,241
LME Aluminum Base Metal (2) 11/2024 (130,034) (5,420)
LME Aluminum Base Metal (1) 11/2024 (64,942) (2,632)
LME Aluminum Base Metal (1) 11/2024 (65,017) (2,620)
LME Aluminum Base Metal (1) 11/2024 (65,030) (3,208)
LME Lead Base Metal (1) 11/2024 (49,833) 2,012
LME Nickel Base Metal (1) 11/2024 (92,770) 9,029
LME Nickel Base Metal (1) 11/2024 (93,028) 5,879
LME Zinc Base Metal (1) 11/2024 (75,829) (4,245)
Natural Gas (1) 11/2024 (27,070) 1,208
NY Harbor ULSD (4) 11/2024 (375,430) (4,564)
RBOB Gasoline (1) 11/2024 (82,900) 599
SGX FTSE China A50 Index (1) 11/2024 (13,219) 396
WTI Crude Oil (2) 11/2024 (138,520) 947
Australia 10 Year Bond (10) 12/2024 (736,049) 15,980
Australia 3 Year Bond (23) 12/2024 (1,597,977) 10,397
Canada 10 Year Bond (3) 12/2024 (262,843) (9)
Corn (6) 12/2024 (123,225) (2,513)
ECX Emission (1) 12/2024 (70,247) (2,233)
Euro-Bobl (2) 12/2024 (257,035) (240)
Euro-BTP (2) 12/2024 (260,081) (1,345)
Euro-Bund (1) 12/2024 (143,365) (33)
Euro-Buxl (2) 12/2024 (287,949) (1,502)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Foreign Exchange AUD/USD (77) 12/2024 $ (5,064,675) $ 71,807
Foreign Exchange CAD/USD (1) 12/2024 (72,000) 1,737
Foreign Exchange EUR/USD (68) 12/2024 (9,256,500) 169,705
Foreign Exchange GBP/USD (11) 12/2024 (885,569) 19,465
Foreign Exchange JPY/USD (44) 12/2024 (3,637,150) 43,098
Foreign Exchange NZD/USD (7) 12/2024 (417,935) 10,515
KC HRW Wheat (1) 12/2024 (28,463) (502)
KOSDAQ 150 Index (1) 12/2024 (9,283) 102
LME Aluminum Base Metal (2) 12/2024 (130,308) 2,886
LME Aluminum Base Metal (1) 12/2024 (65,157) (1,698)
LME Aluminum Base Metal (1) 12/2024 (65,161) (6,014)
LME Copper Base Metal (1) 12/2024 (235,701) (11,942)
LME Copper Base Metal (1) 12/2024 (236,390) 643
LME Lead Base Metal (1) 12/2024 (49,938) (1,029)
LME Lead Base Metal (1) 12/2024 (49,981) 803
LME Lead Base Metal (1) 12/2024 (50,170) (452)
LME Nickel Base Metal (1) 12/2024 (93,420) 1,737
LME Nickel Base Metal (1) 12/2024 (93,651) 5,309
LME Nickel Base Metal (1) 12/2024 (93,672) 569
LME Tin Base Metal (1) 12/2024 (155,600) 2,072
LME Tin Base Metal (1) 12/2024 (155,790) 8,762
LME Zinc Base Metal (1) 12/2024 (75,737) 1,569
LME Zinc Base Metal (1) 12/2024 (75,799) 2,035
Long Gilt (8) 12/2024 (970,079) 19,925
Milling Wheat No. 2 (4) 12/2024 (47,426) 63
Natural Gas (2) 12/2024 (59,360) 2,257
NY Harbor ULSD (1) 12/2024 (94,151) (1,610)
RBOB Gasoline (1) 12/2024 (82,055) 792
Red Wheat (2) 12/2024 (60,425) 1,621
S&P 500 E-Mini Index (7) 12/2024 (2,008,475) (13,755)
Soybean Meal (5) 12/2024 (149,750) 6,078
U.S. Treasury 2 Year Note (11) 12/2024 (2,265,398) 7,639
U.S. Treasury 5 Year Note (10) 12/2024 (1,072,344) 8,007
U.S. Treasury 10 Year Note (25) 12/2024 (2,761,719) 53,791
U.S. Treasury 10 Year Ultra Note (9) 12/2024 (1,023,750) 18,508
U.S. Treasury 3 Year Note (1) 12/2024 (209,672) 319
U.S. Treasury Long Bond (1) 12/2024 (117,969) (126)
U.S. Treasury Ultra Bond (3) 12/2024 (376,875) 3,309
Wheat (2) 12/2024 (57,050) 408
WIG20 Index (3) 12/2024 (33,352) 589
Brent Crude Oil (1) 1/2025 (72,200) 1,859

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Canola (1) 1/2025 $ (9,342) $ (334)
LME Aluminum Base Metal (1) 1/2025 (65,423) 948
LME Lead Base Metal (1) 1/2025 (50,352) (447)
LME Lead Base Metal (1) 1/2025 (50,387) 1,347
LME Nickel Base Metal (2) 1/2025 (188,556) 2,447
LME Nickel Base Metal (1) 1/2025 (93,869) 569
LME Nickel Base Metal (1) 1/2025 (93,928) 566
LME Nickel Base Metal (1) 1/2025 (94,308) 369
LME Zinc Base Metal (1) 1/2025 (75,703) 2,418
Low Sulphur Gasoil (1) 1/2025 (66,700) (226)
Natural Gas (1) 1/2025 (28,880) 1,508
Robusta Coffee (1) 1/2025 (43,690) 1,229
Rough Rice (4) 1/2025 (117,600) 2,441
Soybean (3) 1/2025 (149,175) (807)
Soybean Meal (3) 1/2025 (90,390) 3,863
WTI Crude Oil (1) 1/2025 (68,450) (1,492)
WTI Crude Oil (2) 2/2025 (136,380) 297
1 Month SOFR (1) 3/2025 (399,178) 144
Cocoa (1) 3/2025 (69,102) (1,935)
Corn (3) 3/2025 (63,900) 43
Soybean (2) 3/2025 (100,950) 271
Soybean (2) 5/2025 (102,600) (954)
3 Month SOFR (5) 9/2025 (1,201,938) (207)
Brent Crude Oil (1) 10/2025 (70,940) (991)
Soybean (3) 11/2025 (154,950) (632)
Total Short Contracts $ (41,202,830) $458,744
Total Futures $403,561
For the year ended October 31, 2024, the average notional value for the months where the Fund had futures outstanding was $44,188,544 for long positions and $(63,664,317) for short positions. At October 31, 2024, the
Fund had $1,873,100 deposited in segregated accounts to cover margin requirements on open futures.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Forward foreign currency contracts ("forward contracts")
At October 31, 2024, open forward contracts for the Fund were as follows:
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
USD 100,000 KRW** 131,965,000 JPM 11/4/2024 $ 4,373
INR** 62,612,154 USD 744,490 JPM 11/8/2024 58
KRW** 138,070,942 USD 100,000 JPM 11/8/2024 262
USD 744,494 INR** 62,602,094 JPM 11/8/2024 65
USD 100,000 KRW** 134,677,117 JPM 11/8/2024 2,203
TWD** 3,213,651 USD 100,000 JPM 11/15/2024 714
USD 100,000 CLP** 93,234,000 JPM 11/15/2024 3,034
USD 4,502,555 EUR 4,131,217 JPM 11/15/2024 6,600
KRW** 138,265,386 USD 100,000 JPM 11/18/2024 588
USD 100,000 KRW** 135,665,622 JPM 11/18/2024 1,303
KRW** 138,243,386 USD 100,000 JPM 11/21/2024 584
USD 100,000 KRW** 136,690,121 JPM 11/21/2024 546
CHF 500,000 JPY 86,634,250 JPM 11/22/2024 8,661
CHF 750,000 USD 869,456 JPM 11/22/2024 801
EUR 875,000 CAD 1,312,746 JPM 11/22/2024 9,133
EUR 125,000 CHF 116,906 JPM 11/22/2024 421
EUR 200,000 HUF 80,627,562 JPM 11/22/2024 3,060
EUR 100,000 JPY 16,232,190 JPM 11/22/2024 1,777
EUR 500,000 NOK 5,930,116 JPM 11/22/2024 5,132
EUR 250,000 SEK 2,856,338 JPM 11/22/2024 3,821
EUR 375,000 USD 407,619 JPM 11/22/2024 598
GBP 1,000,000 AUD 1,946,008 JPM 11/22/2024 8,489
GBP 250,000 JPY 48,626,330 JPM 11/22/2024 1,575
KRW** 276,080,758 USD 200,000 JPM 11/22/2024 881
NZD 400,000 JPY 36,186,656 JPM 11/22/2024 392
TRY 7,066,415 USD 200,000 JPM 11/22/2024 2,451
USD 796,122 CAD 1,100,000 JPM 11/22/2024 5,634
USD 600,000 HUF 222,981,429 JPM 11/22/2024 6,354
USD 83,151 JPY 12,500,000 JPM 11/22/2024 691
USD 100,000 KRW** 136,957,862 JPM 11/22/2024 348
USD 25,102 MXN 500,000 JPM 11/22/2024 194
USD 500,000 NOK 5,452,429 JPM 11/22/2024 4,272
USD 839,171 NZD 1,400,000 JPM 11/22/2024 2,291

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
ZAR 10,604,922 USD 600,000 JPM 11/22/2024 $ 585
INR** 33,672,320 USD 399,999 JPM 11/25/2024 168
USD 100,000 KRW** 136,593,321 JPM 11/25/2024 601
USD 100,000 COP** 443,122,461 JPM 12/5/2024 314
GBP 2,024 USD 2,607 JPM 12/31/2024 2
USD 714,994 CAD 961,602 JPM 12/31/2024 22,945
USD 123,958 GBP 93,076 JPM 12/31/2024 3,957
Total unrealized appreciation $ 115,878
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
KRW** 134,701,591 USD 100,000 JPM 11/4/2024 $ (2,390)
GBP 383,762 USD 499,401 JPM 11/15/2024 (4,567)
USD 100,000 TWD** 3,213,590 JPM 11/15/2024 (711)
USD 1,455,508 INR** 122,559,305 JPM 11/18/2024 (1,401)
AUD 1,600,000 CAD 1,477,606 JPM 11/22/2024 (8,674)
AUD 609,238 EUR 375,000 JPM 11/22/2024 (7,197)
AUD 243,198 GBP 125,000 JPM 11/22/2024 (1,096)
AUD 200,000 JPY 19,988,396 JPM 11/22/2024 (213)
AUD 1,000,000 NZD 1,104,281 JPM 11/22/2024 (1,874)
AUD 900,000 USD 602,350 JPM 11/22/2024 (9,940)
CAD 400,000 JPY 43,744,116 JPM 11/22/2024 (1,121)
CHF 585,401 EUR 625,000 JPM 11/22/2024 (1,096)
CNH 6,389,421 USD 900,000 JPM 11/22/2024 (1,673)
EUR 125,000 CHF 117,346 JPM 11/22/2024 (89)
GBP 125,000 AUD 246,756 JPM 11/22/2024 (1,246)
GBP 834,668 EUR 1,000,000 JPM 11/22/2024 (12,345)
GBP 687,500 USD 895,346 JPM 11/22/2024 (8,873)
HUF 40,511,510 EUR 100,000 JPM 11/22/2024 (1,004)
JPY 21,644,780 CAD 200,000 JPM 11/22/2024 (939)
NZD 700,000 USD 424,153 JPM 11/22/2024 (5,714)
PLN 432,782 EUR 100,000 JPM 11/22/2024 (796)
PLN 4,379,697 USD 1,100,000 JPM 11/22/2024 (6,429)
SEK 4,818,650 NOK 5,000,000 JPM 11/22/2024 (1,930)
SEK 4,205,204 USD 400,000 JPM 11/22/2024 (4,964)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
SGD 1,831,063 USD 1,400,000 JPM 11/22/2024 $ (12,202)
USD 289,313 CHF 250,000 JPM 11/22/2024 (772)
USD 700,000 CNH 4,988,267 JPM 11/22/2024 (1,330)
USD 406,818 EUR 375,000 JPM 11/22/2024 (1,399)
USD 100,000 HUF 37,737,380 JPM 11/22/2024 (469)
USD 100,000 ILS 374,900 JPM 11/22/2024 (417)
USD 82,337 JPY 12,500,000 JPM 11/22/2024 (123)
USD 100,000 KRW** 137,972,955 JPM 11/22/2024 (391)
USD 24,895 MXN 500,000 JPM 11/22/2024 (12)
USD 500,000 TRY 17,737,088 JPM 11/22/2024 (8,164)
USD 400,000 INR** 33,666,560 JPM 11/25/2024 (99)
USD 400,000 KRW** 552,506,000 JPM 11/25/2024 (2,059)
CLP** 94,334,399 USD 100,000 JPM 11/29/2024 (1,905)
USD 344,492 INR** 29,000,026 JPM 11/29/2024 (95)
CAD 196,684 USD 145,848 JPM 12/31/2024 (4,298)
Total unrealized depreciation $ (120,017)
Net unrealized depreciation $(4,139)
**        Non-deliverable forward.
For the year ended October 31, 2024, the average notional value for the months where the Fund had forward contracts outstanding was $5,900,309.
Equity swap contracts ("equity swaps")
At October 31, 2024, the Fund had outstanding equity swaps as follows:
Over the counter equity swaps — Long
(a)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS adidas AG EUR 420,370 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M $ 169,414
JPM Alliance Aviation
Services Ltd.
AUD 25,248 7/15/2025 4.99% 0.65% 1D RBACR T/1M (2,314)
JPM Aluflexpack AG CHF 45,000 6/6/2025 1.10% 0.15% 1D SARON T/1M 461
MS Amundi SA EUR 1,802,615 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M 106,853
MS Anima Holding SpA EUR 402,575 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M 122,823
JPM Arvida Group Ltd.
(d)
NZD 245,050 7/25/2025 5.28% 0.40% 1M BKBM T/1M 6,961
MS Azelis Group NV EUR 385,801 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M (16,859)
MS Brenntag SE EUR 546,459 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M (104,428)
JPM Britvic plc GBP 539,278 7/11/2025 5.35% 0.40% 1D SONIA T/1M 5,070
MS Bureau Veritas SA EUR 863,766 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M 97,176
MS Croda International
plc
GBP 34,790 12/2/2025 5.59% 0.64% 1D SONIA T/1M (29,977)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Danone SA EUR 981,689 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M $ 243,712
JPM DS Smith plc USD 1,273,060 4/23/2025 5.23% 0.40% 1D OBFR T/1M 343,177
JPM Eckoh plc GBP 53,188 11/3/2025 5.35% 0.40% 1D SONIA T/1M (180)
MS Elis SA EUR 747,302 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M 134,209
JPM Entain plc GBP 88,662 2/10/2025 5.35% 0.40% 1D SONIA T/1M (32,558)
MS Eurofins Scientific
SE
EUR 203,943 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M (105,933)
JPM Hargreaves
Lansdown plc
GBP 322,081 8/28/2025 5.35% 0.40% 1D SONIA T/1M (5,045)
MS Heidelberg
Materials AG
EUR 521,686 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M 217,711
MS Hermes
International SCA
EUR 757,010 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M 30,934
MS Holcim AG CHF 480,362 2/17/2025 1.53% 0.58% 1D SARON T/1M 186,560
JPM Hotel Property
Investments Ltd.
AUD 49,262 10/8/2025 4.99% 0.65% 1D RBACR T/1M (2,288)
MS Hypera SA USD 42,997 7/15/2025 5.48% 0.65% 1D FEDEF T/1M (61,899)
JPM IMAX China
Holding, Inc.
HKD 747,714 7/17/2025 4.61% 0.00% 1D HONIA T/1M (4,867)
JPM International
Distribution
Services plc
GBP 354,829 5/30/2025 5.35% 0.40% 1D SONIA T/1M 4,093
MS Kering SA EUR 265,924 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M (415,215)
MS LVMH Moet
Hennessy Louis
Vuitton SE
EUR 575,041 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M (124,263)
MS NAVER Corp. USD 58,022 8/15/2025 6.33% 1.50% 1D FEDEF T/1M (20,113)
JPM Orange Belgium SA EUR 14,830 12/11/2024 3.56%
- 3.66%
0.40%
- 0.50%
1D ESTR T/1M (2,559)
MS Ryanair Holdings
plc
EUR 203,011 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M 33,214
JPM Shinko Electric
Industries Co. Ltd.
JPY 33,224,724 1/30/2025 0.58% 0.35% 1D MUTSC T/1M (2,977)
MS Smith & Nephew
plc
GBP 403,130 12/2/2025 5.59% 0.64% 1D SONIA T/1M (103,781)
JPM Spirent
Communications
plc
GBP 191,557 3/7/2025 5.35% 0.40% 1D SONIA T/1M (16,682)
MS Stroeer SE & Co.
KGaA
EUR 277,459 2/17/2025 3.85% 0.60% 1M EURIBOR T/1M (4,382)
JPM Telecom Italia SpA EUR 12,665 11/25/2024 3.81% 0.65% 1D ESTR T/1M (1,342)
Total long positions of equity swaps $644,706
Over the counter equity swaps — Short
(c)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Air Liquide SA EUR (497,273) 2/17/2025 2.81% (0.35)% 1D ESTR 1M/T $ (108,852)
MS Allianz SE
(Registered)
EUR (450,306) 2/17/2025 2.81% (0.35)% 1D ESTR 1M/T (120,003)
MS AXA SA EUR (275,262) 2/17/2025 2.81% (0.35)% 1D ESTR 1M/T (56,061)
MS Deutsche Post AG EUR (207,177) 2/17/2025 2.81% (0.35)% 1D ESTR 1M/T 23,883

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Purchased option contracts (“options purchased”)
At October 31, 2024, the Fund did not have any outstanding options purchased.
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Enel SpA EUR (128,645) 2/17/2025 2.76% (0.40)% 1D ESTR 1M/T $ (32,385)
MS Engie SA EUR (222,531) 2/17/2025 2.81% (0.35)% 1D ESTR 1M/T (34,351)
JPM Grifols SA USD (6,664) 4/15/2025 4.43% (0.40)% 1D OBFR 1M/T (1,087)
MS H & M Hennes &
Mauritz AB
SEK (1,668,905) 10/21/2025 2.52% (0.74)% 1W STIBOR 1M/T (2,792)
MS Marks & Spencer
Group plc
GBP (461,231) 12/2/2025 4.65% (0.30)% 1D SONIA 1M/T (332,576)
MS Next plc GBP (225,268) 12/2/2025 4.65% (0.30)% 1D SONIA 1M/T (90,917)
MS Schneider Electric
SE
EUR (471,316) 2/17/2025 2.81% (0.35)% 1D ESTR 1M/T (186,207)
MS Swisscom AG
(Registered)
CHF (202,510) 2/17/2025 0.60% (0.35)% 1D SARON 1M/T 18,675
MS Telefonica SA EUR (97,824) 2/17/2025 2.76% (0.40)% 1D ESTR 1M/T (16,604)
MS Tencent Holdings
Ltd.
USD (312,268) 7/23/2025 4.43% (0.40)% 1D FEDEF 1M/T (67,265)
Total short positions of equity swaps $(1,006,542)
Total long and short positions of equity swaps $(361,836)
Total financing costs and other receivables/(payables) of equity swaps $(6,101)
Total long and short positions including financing costs and other receivables/(payables) of equity swaps
$(367,937)
(a)          The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total tttttttttttt return on the reference entity.
(b)          Effective rate at October 31, 2024.
(c)          The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total
t return on the reference entity.
(d)          Security fair valued as of October 31, 2024, in accordance with procedures approved by the valuation
. designee.
For the year ended October 31, 2024, the average notional value for the months where the Fund had equity swaps outstanding was $14,986,923 for long positions and $(5,433,648) for short positions.
At October 31, 2024, the Fund had cash collateral of $2,460,000 and $3,790,000 deposited in a segregated account for JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC respectively, to cover collateral requirements on over the counter derivatives.
Written option contracts ("options written")
At October 31, 2024, the Fund had outstanding options written as follows:
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Value
Calls
Diversified Telecommunication Services
Frontier Communications Parent, Inc. 18 $ (64,314) $ 40.00 12/20/2024 $ (855)
Hotels, Restaurants & Leisure
International Game Technology plc 5 (10,160) 22.00 11/15/2024 (88)
Total options written (premium received $852) $(943)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
For the year ended October 31, 2024, the average market value for the months where the Fund had options purchased and written was $70 for options purchased and $(864) for options written.
Abbreviations
BKBM New Zealand's Bank Bill Benchmark Rate
CAC40 French Stock Market Index
CBOE Chicago Board Options Exchange
DAX Deutscher Aktien Index
ECX       European Climate Exchange
ESTR Euro Short-Term Rate
EURIBOR       Euro Interbank Offered Rate
FEDEF           Federal Funds Floating Rate
FTSE Financial Times Stock Exchange
HONIA Hong Kong Overnight Index Average
HSCEI Hang Seng China Enterprises Index
IBEX Iberian Index
IFSC International Financial Service Centre
JPM               JPMorgan Chase Bank, NA
JSE Johannesburg Stock Exchange
KOSDAQ Korean Securities Dealers Automated Quotations Index
LME           London Metal Exchange
MS                 Morgan Stanley Capital Services LLC
MSCI Morgan Stanley Capital International
MUTSC Bank of Japan Unsecured Overnight Call Rate
OBFR Overnight Bank Funding Rate
RBACR Reserve Bank of Australia Cash Rate
SARON           Swiss Average Overnight Rate
SGX Singapore Exchange
SOFR Secured Overnight Financing Rate
SPI Australian Benchmark Index
SONIA           Sterling Overnight Index Average Rate
STIBOR         Stockholm Interbank Offered Rate
TOPIX Tokyo Stock Price Index
TSX Toronto Stock Exchange
T                   Termination Date
WIG Warsaw Stock Exchange Index
1D                 One Day
1M                 One Month
1W                 One Week

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi (Offshore)
COP Colombian Peso
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
The following is a summary, categorized by Level (See Note A of the Notes to Consolidated Financial Statements),
of inputs used to value the Fund's long investments as of October 31, 2024:
Asset Valuation Inputs Level 1 Level 2 Level 3
*
Total
Investments:
Common Stocks
Broadline Retail $ 3,174,043 $ 211,436 $ — $ 3,385,479
Capital Markets 156,523 — — 156,523
Communications Equipment 773,371 547,127 — 1,320,498
Consumer Staples Distribution & Retail 776,875 — — 776,875
Diversified Telecommunication Services 503,982 — 164,736 668,718
Health Care Providers & Services 1,508,799 77,615 — 1,586,414
Insurance 145,125 457,020 — 602,145
Interactive Media & Services 2,224,217 22,034 30,531 2,276,782
Oil, Gas & Consumable Fuels 2,523,281 — — 2,523,281
Pharmaceuticals 2,235,600 — — 2,235,600
Professional Services 447,121 199,155 — 646,276
Semiconductors & Semiconductor Equipment 346,966 — — 346,966
Specialty Retail 97,998 — 14,050 112,048
Other Common Stocks
(a)
23,729,242 — — 23,729,242
Total Common Stocks 38,643,143 1,514,387 209,317 40,366,847

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
Asset Valuation Inputs (cont’d) Level 1 Level 2 Level 3
*
Total
Corporate Bonds
(a)
$ — $ — $ — $ —
Insurance Linked Securities
(a)
— 7,639,660 — 7,639,660
Loan Assignments
(a)
— — 5,707 5,707
Rights
Biotechnology — — 20,655 20,655
Capital Markets — — 458 458
Health Care Equipment & Supplies — — 5,775 5,775
IT Services — — 3,700 3,700
Metals & Mining 18,612 2,677 — 21,289
Paper & Forest Products — — 11,500 11,500
Total Rights 18,612 2,677 42,088 63,377
Warrants
(a)
1,177 — — 1,177
Short-Term Investments — 32,005,772 — 32,005,772
Total Long Positions $38,662,932 $41,162,496 $257,112 $80,082,540
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
* The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
Common
Stocks
(a)(b)
Corporate
Bonds
(a)(c)
Loan
Assignments
(a)
Rights
(a)(b)
Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2023 $1,470,019 $– $5,632 $71,320 $1,546,971
Transfers into Level 3 – – – – –
Transfers out of Level 3 – – – – –
Accrued discounts/(premiums) – – (283) – (283)
Realized gain/(loss) 337,340 – (27) 51,432 388,745
Change in unrealized appreciation/
(depreciation) 86,675 – 231 (18,514) 68,392
Purchases 58,197 – 214 – 58,411
Sales (1,742,914) – (60) (62,150) (1,805,124)
Balance as of October 31, 2024 $209,317 $– $5,707 $42,088 $257,112
Net change in unrealized appreciation/
(depreciation) on investments still held as
of October 31, 2024 $(69,465) $– $(98,943) $(17,580) $(185,988)
(a) Includes securities that were fair valued in accordance with procedures approved by the valuation designee.
These investments did not have a material impact on the Fund’s net assets and therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.
(b) Includes securities that were valued based on a single quotation obtained from a dealer.
(c) The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values are zero.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
The following is a summary, categorized by Level (See Note A of the Notes to Consolidated Financial Statements) ,
of inputs used to value the Fund's short investments as of October 31, 2024 :
Liability Valuation Inputs Level 1 Level 2 Level 3 Total
Investments:
Common Stocks Sold Short
(a)
$ (5,979,406) $ — $ — $ (5,979,406)
Total Short Positions $(5,979,406) $— $— $(5,979,406)
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by level (See Note A of the Notes to Consolidated Financial Statements),
of inputs used to value the Fund's derivatives as of October 31, 2024:
Other Financial Instruments Level 1 Level 2 Level 3
*
Total
Futures
(a)
Assets $ 791,877 $ — $ — $ 791,877
Liabilities (388,316) — — (388,316)
Forward contracts
(a)
Assets — 115,878 — 115,878
Liabilities — (120,017) — (120,017)
Swaps
Assets — 1,772,266 — 1,772,266
Liabilities — (2,140,203) — (2,140,203)
Options Written
Liabilities (943) — — (943)
Total
$ 402,618 $ (372,076) $ — $ 30,542
(a) Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instruments.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^
(cont’d)

See Notes to Consolidated Financial Statements
^       A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
* The following is a reconciliation between the beginning and ending balances of derivatives in which significant unobservable inputs (Level 3) were used in determining value:
Options Written
(a)
Other Financial Instruments:
Beginning Balance as of November 1, 2023 $–
Transfers into Level 3 –
Transfers out of Level 3 –
Accrued discounts/(premiums) –
Realized gain/(loss) 182
Change in unrealized appreciation/(depreciation) (182)
Purchase/Closing of options –
Sales/Writing of options –
Balance as of October 31, 2024 $–
Net change in unrealized appreciation/(depreciation) on
investments still held as of October 31, 2024 $–
(a) At the beginning of the year, options written were valued in accordance with procedures approved by the valuation designee. The Fund held no Level 3 derivatives at October 31, 2024.

Consolidated Statement of Assets and Liabilities
Neuberger Berman Alternative Funds
See Notes to Consolidated Financial Statements
ABSOLUTE RETURN
MULTI-MANAGER
FUND
October 31, 2024
Assets
Investments in securities, at value* (Note A)—see Consolidated Schedule of Investments:
Unaffiliated issuers
(a)
$80,082,540
Cash 2,126,388
Foreign currency
(b)
357,849
Cash collateral segregated for short sales (Note A) 5,969,391
Cash collateral segregated for over the counter derivatives (Note A) 6,250,000
Dividends and interest receivable 284,405
Receivable for securities sold 422,127
Receivable for Fund shares sold 7,846
Deposits with brokers for futures contracts (Note A) 1,873,100
Receivable from administrator—net (Note B) 68,675
Over the counter swap contracts, at value (Note A) 1,772,266
Receivable for forward foreign currency contracts (Note A) 115,878
Prepaid expenses and other assets 73,021
Total Assets 99,403,486
Liabilities
Investments sold short, at value (Note A)
(c)
5,979,406
Options contracts written, at value (Note A)
(d)
943
Over the counter swap contracts, at value (Note A) 2,140,203
Payable to investment manager—net (Note B) 131,670
Payable for securities purchased 149,949
Payable for Fund shares redeemed 22,802
Payable for variation margin on futures contracts (Note A) 126,830
Payable for forward foreign currency contracts (Note A) 120,017
Payable to trustees 5,157
Payable for audit fees 122,240
Payable for custodian and accounting fees 187,955
Other accrued expenses and payables 62,596
Total Liabilities 9,049,768
Net Assets $90,353,718
Net Assets consist of:
Paid-in capital $198,403,084
Total distributable earnings/(losses) (108,049,366)
Net Assets $90,353,718

Neuberger Berman Alternative Funds
Consolidated Statement of Assets and Liabilities
(cont’d)

See Notes to Consolidated Financial Statements
ABSOLUTE RETURN
MULTI-MANAGER
FUND
October 31, 2024
Net Assets
Institutional Class $79,802,149
Class A 6,336,534
Class C 1,848,295
Class R6 112,216
Class E 2,254,524
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class 6,604,775
Class A 535,963
Class C 167,023
Class R6 9,283
Class E 184,288
Net Asset Value, offering and redemption price per share
Institutional Class $12.08
Class R6 $12.09
Class E $12.23
Net Asset Value and redemption price per share
Class A $11.82
Offering Price per share
Class A‡ $12.54
Net Asset Value and offering price per share
Class C
^
$11.07
*Cost of Investments:
(a) Unaffiliated issuers $78,277,728
(b) Total cost of foreign currency $353,034
(c) Proceeds from investments sold short $5,525,802
(d) Premium received from option contracts written $852
‡ On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund’s prospectus, offering price is reduced.
^ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Consolidated Statement of Operations
Neuberger Berman Alternative Funds
See Notes to Consolidated Financial Statements
ABSOLUTE RETURN
MULTI-MANAGER
FUND
For the Fiscal
Year Ended
October 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers $2,821,466
Interest and other income—unaffiliated issuers 1,333,349
Foreign taxes withheld (72,136)
Total income
$4,082,679
Expenses:
Investment management fees (Note B) 1,717,064
Administration fees (Note B):
  Institutional Class 134,060
  Class A 18,003
  Class C 5,459
  Class R6 138
Distribution fees (Note B):
  Class A 17,310
  Class C 20,995
Shareholder servicing agent fees:
  Institutional Class 1,192
  Class C 1,037
  Class R6 162
  Class E 114
Audit fees 117,684
Custodian and accounting fees 284,994
Insurance 3,369
Legal fees 183,063
Registration and filing fees 101,307
Shareholder reports 40,265
Trustees' fees and expenses 61,982
Dividend and interest expense on securities sold short (Note A) (180,900)
Miscellaneous 30,694
Total expenses
2,557,992
Expenses reimbursed by Management (Note B) (687,692)
Investment management fees waived (Note B) (39,646)
Expenses reduced by custodian fee expense offset arrangement (Note A) (71)
Total net expenses 1,830,583
Net investment income/(loss) $2,252,096

Neuberger Berman Alternative Funds
Consolidated Statement of Operations
(cont’d)

See Notes to Consolidated Financial Statements
ABSOLUTE RETURN
MULTI-MANAGER
FUND
For the Fiscal
Year Ended
October 31, 2024
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers 2,790,633
Closed short positions of unaffiliated issuers (328,692)
Settlement of forward foreign currency contracts (1,519,412)
Settlement of foreign currency transactions 17,546
Expiration or closing of futures contracts (1,538,212)
Expiration or closing of option contracts written 7,809
Expiration or closing of swap contracts 304,338
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers 3,132,922
Short positions of unaffiliated issuers (388,574)
Forward foreign currency contracts (222,992)
Foreign currency translations (34,405)
Futures contracts (690,768)
Option contracts written (273)
Swap contracts 724,203
Net gain/(loss) on investments 2,254,123
Net increase/(decrease) in net assets resulting from operations $4,506,219

Consolidated Statements of Changes in Net Assets
Neuberger Berman Alternative Funds
See Notes to Consolidated Financial Statements
ABSOLUTE RETURN
MULTI-MANAGER FUND
Fiscal
Year Ended
October 31, 2024
Fiscal
Year Ended
October 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss) $2,252,096 $2,228,814
Net realized gain/(loss) on investments (265,990) (987,284)
Change in net unrealized appreciation/(depreciation) of investments 2,520,113 (180,168)
Net increase/(decrease) in net assets resulting from operations 4,506,219 1,061,362
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class (995,555) (3,684,077)
Class A (44,822) (201,196)
Class C — (48,441)
Class R6 (1,400) (794)
Class E (48,897) (82,978)
Total distributions to shareholders (1,090,674) (4,017,486)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
  Institutional Class 11,728,225 92,015,015
  Class A 431,588 1,776,608
  Class C 186,589 669,908
  Class R6 591,447 143,172
  Class E 505,793 948,072
Proceeds from reinvestment of dividends and distributions:
  Institutional Class 943,791 3,533,508
  Class A 38,408 171,512
  Class C — 42,218
  Class R6 1,106 —
  Class E 48,897 82,978
Payments for shares redeemed:
  Institutional Class (46,998,175) (105,679,313)
  Class A (2,005,822) (2,510,964)
  Class C (789,583) (1,084,306)
  Class R6 (638,901) (3,931,595)
  Class E (764,891) (860,846)
Net increase/(decrease) from Fund share transactions (36,721,528) (14,684,033)
Net Increase/(Decrease) in Net Assets
(33,305,983) (17,640,157)
Net Assets:
Beginning of year 123,659,701 141,299,858
End of year $90,353,718 $123,659,701

Notes to Consolidated Financial Statements Absolute
Return Multi-Manager Fund

Note A—Summary of Significant Accounting Policies:
1 General: Neuberger Berman Alternative Funds (the “Trust”) is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended
(the “1940 Act”), and its shares are registered under the Securities Act of 1933, as amended. Neuberger
Berman Absolute Return Multi-Manager Fund (the “Fund”) is a separate operating series of the Trust and is diversified. The Fund currently offers Institutional Class shares, Class A shares, Class C shares, Class R6 shares and Class E shares. The Trust’s Board of Trustees (the “Board”) may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.”
The preparation of financial statements in accordance with U.S. generally accepted accounting principles
(“GAAP”) requires Neuberger Berman Investment Advisers LLC (“Management” or “NBIA”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd.
(the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.
As of October 31, 2024, the value of the Fund’s investment in the Subsidiary was as follows:
2 Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.
3 Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Investment in
Subsidiary
Percentage of
Net Assets
$ 2,254,708 2.5%

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments (long and short positions) in equity securities, rights, warrants and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by
NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the
NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type
(generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds .
Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
High Yield Securities.
Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.
The value of insurance linked securities is determined by Management primarily by obtaining valuations from independent third-party pricing services based on bid quotations (Level 2 or 3 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’
networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers
(generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-
faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund’s valuation designee. As the Fund’s valuation designee, Management is responsible for determining fair value in good faith for all Fund investments.
Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business.
Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events,
ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4 Foreign currency translations: The accounting records of the Fund and Subsidiary are maintained in
U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the
Consolidated Statement of Operations.
5 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member.
The amount of such proceeds for the year ended October 31, 2024, was $81,759.
6 Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”)
by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 “Income Taxes” sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of
Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
The Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S.
shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by the
Subsidiary will be disregarded for purposes of computing the Fund’s taxable income in the current period and also disregarded for all future periods.
For federal income tax purposes, the estimated cost of investments held at October 31, 2024, was
$83,629,684. The estimated gross unrealized appreciation was $1,970,684 and estimated gross unrealized depreciation was $11,484,725 resulting in net unrealized depreciation in value of investments of
$9,514,041 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended October 31, 2024, the Fund recorded permanent reclassifications primarily related to tax adjustments due to wholly owned subsidiary income and gain (loss).
For the year ended October 31, 2024, the Fund recorded the following permanent reclassifications:
The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:
Paid-in Capital
Total
Distributable
Earnings/(Losses)
( $ 547,289 ) $547,289
Distributions Paid From:
Ordinary Income
Tax-Exempt
Income
Long-Term
Capital Gain
Return of
Capital Total
2024 2023 2024 2023 2024 2023 2024 2023 2024 2023
$1,090,674 $4,017,486 $– $– $– $– $– $– $1,090,674 $4,017,486

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales and straddles, mark-to-market on adjustments on swaps, futures and forward contracts, amortization of organizational expenses, tax adjustments related to swap contracts and other investments, mark-to-market adjustments on passive foreign investment companies (“PFICs”), tax adjustments due to partnerships, wholly owned subsidiary inclusions, amortization adjustments and perpetual bond adjustments.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:
During the year ended October 31, 2024, the Fund utilized capital loss carryforwards of $1,287,190.
7 Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At October 31, 2024, there were no outstanding balances of accrued capital gains taxes for the
Fund.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European
Union (“EU”), the Fund has filed tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings.
When any such ECJ tax reclaims are "more likely than not" to not be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are included in the Consolidated Statement of Assets and Liabilities. Income recognized, if any, for ECJ tax reclaims would be included in "Interest and other income—unaffiliated issuers" in the Consolidated
Statement of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in
"Miscellaneous and other fees" in the Consolidated Statement of Operations.
8 Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments.
Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.
It is the policy of the Fund to pass through to its shareholders substantially all REIT distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At October 31, 2024, the Fund estimated these amounts for the period
January 1, 2024 to October 31, 2024 within the financial statements because the 2024 information is not available from the REITs until after the Fund’s fiscal year-end. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date.  For the year ended
October 31, 2024, the character of distributions paid to shareholders of the Fund, if any, disclosed within
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Unrealized
Depreciation
Loss
Carryforwards
and Deferrals
Other
Temporary
Differences Total
$ 1,561,816 $ — $(9,545,764) $ (100,121,735) $56,317 $ (108,049,366)
Capital Loss Carryforwards
Long-Term Short-Term
$ (30,563,623) $(69,558,112)

the Consolidated Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the
Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein, may differ from the final composition determined after calendar year-end and reported to the Fund shareholders on IRS Form 1099-DIV.
9 Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the
Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
10 Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
11 Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund pledges securities and/or other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in “Cash collateral segregated for short sales” on the Consolidated Statement of Assets and Liabilities. The Fund is
contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Fund may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Fund and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of rebates received are included in “Dividend and interest expense on securities sold short” on the Consolidated
Statement of Operations and were $317,600 for the year ended October 31, 2024.
At October 31, 2024, the Fund had cash pledged in the amount of $5,969,391 to JPMorgan Chase Bank,
NA (“JPM”), as collateral for short sales. In addition, JPM has a perfected security interest in these assets.
12 Investment company securities and exchange traded funds: The Fund may invest in shares of other registered investment companies, including exchange traded funds (“ETFs”), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
13 When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV.
The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
14 Derivative instruments: The Fund’s use of derivatives during the year ended October 31, 2024, is described below. Please see the Consolidated Schedule of Investments for the Fund’s open positions in derivatives at October 31, 2024. The disclosure requirements of ASC 815 “Derivatives and Hedging” (“ASC
815”) distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the
Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the
1940 Act (“Rule 18f-4”). Unless the Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended October 31, 2024, the Fund used futures for economic hedging purposes and to enhance returns.
At the time the Fund or Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as “initial margin,” which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as “variation margin,” to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this
“mark to market,” are recorded by the Fund or Subsidiary as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed, the Fund or Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund or Subsidiary because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund or Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, futures transactions undertaken by the Fund or Subsidiary may cause the Fund or Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or
Subsidiary. Also, the Fund’s or Subsidiary’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s or Subsidiary’s taxable income.
Forward foreign currency contracts: During the year ended October 31, 2024, the Fund used forward foreign currency contracts to hedge foreign currency and to enhance returns.
A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract.
Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in “Net realized gain/(loss) on settlement of forward foreign currency contracts” in the Consolidated
Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Equity swap contracts: During the year ended October 31, 2024, the Fund used equity swaps to provide investment exposure to certain investments, primarily foreign securities.
Equity swaps are two-party contracts in which counterparties exchange the return on a specified reference security for the return based on a fixed or floating interest rate during the period of the swap. Upon entering an equity swap, the Fund may be required to pledge an amount of cash and/or other assets to the broker which is equal to a certain percentage of the contract amount (initial margin). Subsequent payments known as variation margins are made or received by the Fund periodically depending on the fluctuations in the value of the underlying security. Equity swaps are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives, and their value can be very volatile. To the extent that future market trends, the values of assets or economic factors are not accurately analyzed and predicted, the Fund may suffer a loss, which may exceed the related amounts shown in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the
Consolidated Statement of Operations.
Options: During the year ended October 31, 2024, the Fund used options written to generate incremental returns and used options purchased for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the
Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund’s loss is limited to the amount of the option premium paid.
Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.
When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the
Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At October 31, 2024, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
Asset Derivatives Liability Derivatives
Consolidated
Statement of
Assets and Liabilities
Location Value
Consolidated
Statement of
Assets and Liabilities
Location Value
Over the counter swaps
Equity risk Over the counter swap contracts, at
value
(1)
$ 1,772,266
Over the counter swap contracts, at
value
(1)
$ (2,140,203)
Forward contracts
Foreign currency risk Receivable for forward foreign
currency contracts 115,878
Payable for forward foreign currency
contracts (120,017)
Futures
Interest rate risk Receivable/Payable for variation
margin on futures contracts
(2)
138,724
Receivable/Payable for variation
margin on futures contracts
(2)
(56,742)
Foreign currency risk Receivable/Payable for variation
margin on futures contracts
(2)
320,111
Receivable/Payable for variation
margin on futures contracts
(2)
(235)
Equity risk Receivable/Payable for variation
margin on futures contracts
(2)
32,818
Receivable/Payable for variation
margin on futures contracts
(2)
(123,824)
Commodity risk Receivable/Payable for variation
margin on futures contracts
(2)
300,225
Receivable/Payable for variation
margin on futures contracts
(2)
(207,516)
Total Futures 791,878 (388,317)
Options written
Equity risk Options purchased, at value – Option contracts written, at value (943)
(1) “Over the counter swaps” reflects the cumulative unrealized appreciation/(depreciation) of the over the counter swap contracts plus accrued interest as of October 31, 2024.
(2) “Futures” reflects the cumulative unrealized appreciation/(depreciation) of futures as of October 31,
2024, which is reflected in the Consolidated Statement of Assets and Liabilities under the caption “Total distributable earnings/(losses).” The current day’s variation margin as of October 31, 2024, if any, is reflected in the Consolidated Statement of Assets and Liabilities under the caption “Receivable/Payable for variation margin on futures contracts.”

Forward contracts
Settlement of forward foreign currency contracts
Futures
Expiration or closing of futures contracts
Swaps
Expiration or closing of swap contracts
Options purchased
Transactions in investment securities of unaffiliated issuers
Options written
Expiration or closing of option contracts written
Forward contracts
Forward foreign currency contracts
Futures
Futures contracts
Swaps
Swap contracts
Options purchased
Investment securities of unaffiliated issuers
Options written
Option contracts written
The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the year ended October 31, 2024, was as follows:
While the Fund may receive rights and warrants in connection with its investments in securities, these rights and warrants are not considered “derivative instruments” under ASC 815.
15 Offsetting assets and liabilities: The Fund is required to disclose both gross and net information for assets and liabilities related to over the counter derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s over the counter derivative assets and liabilities at fair value by type are reported gross in the Consolidated Statement of Assets and Liabilities. The
following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of October 31, 2024.
Net Realized
Gain/
(Loss) on
Derivatives
(1)
Change in Net
Unrealized
Appreciation/
(Depreciation) on
Derivatives
(2)
Over the counter swaps
Equity risk $ 304,338 $ 724,203
Futures
Interest rate risk (1,499,650) (307,950)
Foreign currency risk (440,562) (82,972)
Equity risk (334,640) (310,723)
Commodity risk 736,640 10,877
Total Futures (1,538,212) (690,768)
Forward contracts
Foreign currency risk (1,519,412) (222,992)
Options purchased
Equity risk (388) –
Options written
Equity risk 7,809 (273)
(1) Net realized gain/(loss) on derivatives is located in the Consolidated Statement of Operations each under the caption, "Net realized gain/(loss) on:"
(2) Change in net unrealized appreciation/(depreciation) is located in the Consolidated Statement of
Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

o
16 Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers (“Officers”) and trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.
17 Expense offset arrangement: The Fund has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2024, the impact of this arrangement was a reduction in expenses of $71.
18 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution
Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 1.700% of the first $250 million of the Fund’s average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.600% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion.
NBIA has contractually agreed to waive its Class E management fee for the Fund. This undertaking lasts until October 31, 2025 and may not be terminated during its term without the consent of the Board.
Management fees contractually waived pursuant to this waiver for Class E are not subject to recovery by
NBIA. For the year ended October 31, 2024, the total amount of management fees waived was $39,646, which is equivalent to an annualized percentage rate of 1.70% of Class E’s average daily net assets.
Accordingly, for the year ended October 31, 2024, the investment management fee pursuant to the
Description
Gross Amounts of
Assets Presented in the
Consolidated Statement of
Assets and Liabilities
Gross Amounts of
Liabilities Presented in the
Consolidated Statement of
Assets and Liabilities
Over the counter swap contracts $1,772,266 $(2,140,203)
Forward contracts 115,878 (120,017)
Total $1,888,144 $(2,260,220)
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities:
Assets Liabilities
Counterparty
Gross
Amounts
Presented in
the
Consolidated
Statement
of Assets and
Liabilities
Liabilities
Available
for Offset
Collateral
Received
(a)
Net
Amount
(b)
Gross
Amounts
Presented in
the
Consolidated
Statement
of Assets and
Liabilities
Assets
Available
for Offset
Collateral
Pledged
(a)
Net
Amount
(b)
JPM 502,980 (191,916) – 311,064 (191,916) 191,916 – –
MS 1,385,164 (1,385,164) – – (2,068,304) 1,385,164 683,140 –
Total $1,888,144 $(1,577,080) $– $311,064 $(2,260,220) $1,577,080 $683,140 $–
(a) Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets
(or liabilities) in the tables presented above, for each respective counterparty.
(b) A net amount greater than zero represents amounts subject to loss as of October 31, 2024, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of October 31, 2024.

Management Agreement was equivalent to an annual net effective rate of 1.70% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the Class level and each share class of the Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.15% for Institutional Class; 0.26% for each of Class A and
Class C; 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains JPM as its sub-administrator under a Sub-Administration
Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class,
Class A, Class C and Class R6 so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes, including any expenses related to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses");
consequently, net expenses may exceed the contractual expense limitations. The expenses of the Subsidiary are included in the total expenses used to calculate the reimbursement, which the Fund has agreed to share with the Subsidiary. For the year ended October 31, 2024, these Subsidiary expenses amounted to
$158,042.
At October 31, 2024, the Fund’s contingent liabilities to NBIA under the agreements were as follows:
The Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended October 31, 2024, there was no repayment to NBIA under these agreements.
At October 31, 2024, NBIA engaged Crabel Capital Management, LLC, GAMCO Asset Management
Inc., P/E Global, LLC and Portland Hill Asset Management Limited as subadvisers of the Fund to provide investment advisory services. NBIA compensates the subadvisers out of the investment management fees it receives from the Fund.
The Fund also has a distribution agreement with Neuberger Berman BD LLC (the “Distributor”) with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.
However, the Distributor receives fees from Class A and Class C under their distribution plans (each a
“Plan”, collectively, the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities
Expenses Reimbursed
In the Year Ended October 31,
2022 2023 2024
Subject to Repayment until October 31,
Contractual
Expense
Limitation
(1)
Expiration 2025 2026 2027
Institutional Class
1.97% 10/31/27 $ 466,613 $ 590,513 $ 621,726
Class A
2.33% 10/31/27 50,562 39,409 47,929
Class C
3.08% 10/31/27 19,300 13,600 15,662
Class R6
1.87% 10/31/27 31,554 1,357 2,375
(1) Expense limitation per annum of the respective class' average daily net assets.

and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of
0.25% of Class A’s and 1.00% of Class C’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of the Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge (“CDSC”), except that a CDSC of 1.00% applies to certain redemptions made within
18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the year ended October 31, 2024, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and
Class C shares as follows:
Note C—Securities Transactions:
During the year ended October 31, 2024, there were purchase and sale transactions of long-term securities
(excluding swaps, forward contracts, futures and written option contracts) as follows:
During the year ended October 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended October 31, 2024, and October 31, 2023, was as follows:
Underwriter Broker-Dealer
Net Initial
Sales Charge CDSC
Net Initial
Sales Charge CDSC
Class A $ 792 $ — $ — $ —
Class C — 467 — —
Purchases
Securities
Sold Short
Sales and
Maturities
Covers on
Securities
Sold Short
–
$61,728,180
$8,354,375 $65,926,182 $7,811,151
For the Year Ended October 31, 2024 For the Year Ended October 31, 2023
Shares
Sold
Shares
Issued on
Reinvestment
of Dividends
and
Distributions
Shares
Redeemed Total
Shares
Sold
Shares
Issued on
Reinvestment
of Dividends
and
Distributions
Shares
Redeemed Total
Institutional
Class
987,119 80,528 (3,980,248) (2,912,601) 7,940,939 310,502 (9,179,382) (927,941)
Class A
37,447 3,340 (172,729) (131,942) 156,261 15,341 (221,872) (50,270)
Class C
17,371 — (72,622) (55,251) 62,487 4,002 (101,658) (35,169)
Class R6
49,820 94 (52,480) (2,566) 12,285 — (333,280) (320,995)
Class E
42,553 4,161 (64,188) (17,474) 82,253 7,285 (74,477) 15,061

Note E—Line of Credit:
At October 31, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the “Credit Facility”), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate (“SOFR”) plus
1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The
Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the
Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at October 31,
2024. During the year ended October 31, 2024, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management has elected to early adopt ASU 2022-03.
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, “Reference Rate
Reform (Topic 848)” (“ASU 2022-06”), which is an update to Accounting Standards Update No. 2021-
01, “Reference Rate Reform (Topic 848)” (“ASU 2021-01”) and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR.
Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.
The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition.
The amendments in this update are effective immediately through December 31, 2024, for all entities.
Management does not expect ASU 2022-06 to have a material impact on the Fund’s consolidated financial statements.

Consolidated Financial Highlights
Absolute Return Multi-Manager Fund

See Notes to Consolidated Financial Highlights
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Consolidated Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A “—” indicates that the line item was not applicable in the corresponding period.
Net Asset
Value,
Beginning
of Year
Net
Investment
Income/
(Loss)
@
Net Gains
or Losses on
Securities
(both
realized and
unrealized)
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Capital
Gains
Total
Distributions
Institutional Class
10/31/2024 $11.68 $0.27 $0.24 $0.51 $(0.11) $— $(0.11)
10/31/2023 $11.87 $0.19 $(0.07) $0.12 $(0.31) $— $(0.31)
10/31/2022 $11.40 $(0.11) $0.60 $0.49 $(0.02) $— $(0.02)
10/31/2021 $10.80 $(0.13) $0.92 $0.79 $(0.19) $— $(0.19)
10/31/2020 $10.97 $0.01 $0.21 $0.22 $(0.39) $— $(0.39)
Class A
10/31/2024 $11.43 $0.22 $0.24 $0.46 $(0.07) $— $(0.07)
10/31/2023 $11.62 $0.15 $(0.07) $0.08 $(0.27) $— $(0.27)
10/31/2022 $11.19 $(0.15) $0.58 $0.43 $— $— $—
10/31/2021 $10.60 $(0.18) $0.92 $0.74 $(0.15) $— $(0.15)
10/31/2020 $10.78 $(0.03) $0.20 $0.17 $(0.35) $— $(0.35)
Class C
10/31/2024 $10.71 $0.13 $0.23 $0.36 $— $— $—
10/31/2023 $10.90 $0.06 $(0.06) $— $(0.19) $— $(0.19)
10/31/2022 $10.58 $(0.23) $0.55 $0.32 $— $— $—
10/31/2021 $10.03 $(0.23) $0.85 $0.62 $(0.07) $— $(0.07)
10/31/2020 $10.20 $(0.10) $0.20 $0.10 $(0.27) $— $(0.27)
Class R6
10/31/2024 $11.68 $0.27 $0.26 $0.53 $(0.12) $— $(0.12)
10/31/2023 $11.88 $0.15 $(0.02) $0.13 $(0.33) $— $(0.33)
10/31/2022 $11.41 $(0.11) $0.61 $0.50 $(0.03) $— $(0.03)
10/31/2021 $10.81 $(0.14) $0.94 $0.80 $(0.20) $— $(0.20)
10/31/2020 $10.98 $0.01 $0.21 $0.22 $(0.39) $— $(0.39)
Class E
10/31/2024 $11.82 $0.41 $0.24 $0.65 $(0.24) $— $(0.24)
10/31/2023 $11.97 $0.36 $(0.07) $0.29 $(0.44) $— $(0.44)
Period from 01/11/2022
^
to 10/31/2022 $11.17 $(0.01) $0.81 $0.80 $— $— $—

Net Asset
Value,
End of
Year
Total
Return
†d
Net Assets,
End of
Year
(in millions)
Ratio
of Gross
Expenses
to Average
Net
Assets
#
Ratio of
Gross
Expenses
to Average
Net Assets
(excluding
dividend
and interest
expense
relating to
short sales)
#
Ratio
of Net
Expenses
to
Average
Net
Assets
Ø
Ratio
of Net
Expenses
to Average
Net Assets
(excluding
dividend
and interest
expense
relating to
short sales)
Ø
Ratio
of Net
Investment
Income/
(Loss) to
Average
Net
Assets
Portfolio
Turnover
Rate
(including
securities
sold short)
Portfolio
Turnover
Rate
(excluding
securities
sold short)
$12.08 4.39% $79.8 2.49% 2.67% 1.79% 1.97% 2.25% 137% 134%
$11.68 1.12% $111.1 2.45% 2.46% 1.97% 1.97% 1.66% 201% 178%
$11.87 4.30% $124.0 2.93% 2.67% 2.24% 1.98% (0.97)% 204% 204%
$11.40 7.40% $61.4 2.94% 2.74% 2.17% 1.97% (1.16)% 296% 308%
$10.80 2.01% $84.5 2.69% 2.54% 2.12% 1.97% 0.10% 230% 219%
$11.82 4.03% $6.3 2.84% 3.02% 2.15% 2.33% 1.90% 137% 134%
$11.43 0.79% $7.6 2.81% 2.82% 2.33% 2.33% 1.32% 201% 178%
$11.62 3.84% $8.3 3.29% 3.02% 2.58% 2.31% (1.37)% 204% 204%
$11.19 7.07% $6.9 3.32% 3.11% 2.54% 2.33% (1.60)% 296% 308%
$10.60 1.58% $6.6 3.22% 3.08% 2.47% 2.33% (0.32)% 230% 219%
$11.07 3.36% $1.8 3.64% 3.82% 2.90% 3.08% 1.15% 137% 134%
$10.71 0.01% $2.4 3.59% 3.59% 3.08% 3.08% 0.57% 201% 178%
$10.90 3.02% $2.8 4.08% 3.82% 3.35% 3.08% (2.16)% 204% 204%
$10.58 6.23% $3.0 4.07% 3.87% 3.29% 3.08% (2.24)% 296% 308%
$10.03 0.96% $4.7 3.82% 3.67% 3.23% 3.08% (0.98)% 230% 219%
$12.09 4.58% $0.1 2.55% 2.73% 1.69% 1.87% 2.25% 137% 134%
$11.68 1.13% $0.1 2.64% 2.33% 2.19% 1.87% 1.27% 201% 178%
$11.88 4.40% $4.0 2.86% 2.59% 2.14% 1.87% (1.00)% 204% 204%
$11.41 7.50% $3.6 2.87% 2.66% 2.07% 1.87% (1.27)% 296% 308%
$10.81 2.10% $1.6 2.59% 2.45% 2.01% 1.87% 0.07% 230% 219%
$12.23 5.60% $2.3 2.35% 2.53% 0.65% 0.83% 3.39% 137% 134%
$11.82 2.53% $2.4 2.31% 2.31% 0.60% 0.61% 3.07% 201% 178%
$11.97 7.16%* $2.2 2.99%** 2.66%** 1.29%** 0.96%** (0.12)%** 204%*
ØØ
204%*
ØØ

Notes to Consolidated Financial Highlights Absolute Return
Multi-Manager Fund
C
@ Calculated based on the average number of shares outstanding during each fiscal period.
† Total return based on per share NAV reflects the effects of changes in NAV on the performance of the
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/
or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.
d The class action proceeds listed in Note A of the Notes to Consolidated Financial Statements had no
impact on the Fund's total return for the year ended October 31, 2024. Had the Fund not received class action proceeds in 2021, the total returns based on per share NAV for the year ended October 31, 2021 would have been:
Institutional Class
6.84%
Class A
6.59%
Class C
5.63%
Class R6
7.13%
The class action proceeds received in 2023, 2022, and 2020 had no impact on the Fund's total returns for the years ended October 31, 2023, 2022, and 2020.
# Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
* Not annualized.
** Annualized.
^ The date investment operations commenced.

Institutional
Class
Class A
Class C
Class R6
Class E
Including dividend and interest
expense relating to short sales
–%
–%
–%
–%
–%
Year Ended October 31, 2024
1.79%
2.15%
2.90%
1.69%
0.65%
Year Ended October 31, 2023
1.97%
2.33%
3.08%
2.19%
0.60%
Year Ended October 31, 2022
2.24%
2.58%
3.35%
2.14%
1.29%
(a)
Year Ended October 31, 2021
2.17%
2.54%
3.29%
2.07%
–%
Year Ended October 31, 2020
2.12%
2.47%
3.23%
2.01%
–%
Excluding dividend and interest
expense relating to short sales
Year Ended October 31, 2024
1.97%
2.33%
3.08%
1.87%
0.83%
Year Ended October 31, 2023
1.97%
2.33%
3.08%
1.87%
0.61%
Year Ended October 31, 2022
1.98%
2.31%
3.08%
1.87%
0.96%
(a)
Year Ended October 31, 2021
1.97%
2.33%
3.08%
1.87%
–%
Year Ended October 31, 2020
1.97%
2.33%
3.08%
1.87%
–%
Ø After reimbursement of expenses and/or waiver of a portion of the investment management fee by
Management. The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements (see Note A in the Notes to Consolidated
Financial Statements). Had the Fund not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses (including and excluding dividend and interest expense relating to short sales), to average daily net assets would have been:
(a) Period from January 11, 2022 (Commencement of Operations) to October 31, 2022.
ØØ Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended
October 31, 2022 for the Fund.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Neuberger Berman Absolute Return Multi-Manager Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Berman
Absolute Return Multi-Manager Fund (the “Fund”) (one of the series constituting Neuberger Berman Alternative
Funds (the “Trust”)), including the consolidated schedule of investments, as of October 31, 2024 and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the series constituting Neuberger Berman Alternative Funds) at October 31, 2024, the
consolidated results of its operations for the year then ended, the consolidated changes in net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
December 30, 2024

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Subadvisers
Crabel Capital Management, LLC
1999 Avenue of the Stars
Suite 2550
Los Angeles, CA 90067
GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580
P/E Global, LLC
75 State Street, 31st Floor
Boston, MA 02109
Portland Hill Asset Management Limited
21 Knightsbridge
London SW1X7LY, United Kingdom
Custodian
JPMorgan Chase & Co.
4 Chase Metrotech Center
Brooklyn, NY 11245
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407
For Institutional Class Shareholders
address correspondence to:
Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264
For Class A, Class C and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Notice to Shareholders
In early 2025 you will receive information to be used in filing your 2024 tax returns, which will include a notice of the exact tax status of all distributions paid to you by the Fund during calendar year 2024. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.
For the fiscal year ended October 31, 2024, the Fund designates $496,394 and $302,132 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, for qualified dividend income and dividends received deduction eligible for reduced tax rates. Complete information regarding the Fund's distributions during the calendar year 2024 will be reported in conjunction with Form 1099-DIV.

Other Information
Item 8. Changes in and Disagreements with Accountants for Open-End Manage-
ment Investment Companies.
There was nothing to report with respect to this item.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Man-
agement Investment Companies.
The remuneration paid to trustees, officers, and others for the Fund is disclosed in the Fund's financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Con-
tracts.
On an annual basis, the Board of Trustees (the "Board or "Trustees"") of Neuberger Berman Alternative Funds
(the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman
Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment
Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Management Agreement") and the separate sub-advisory agreements between Management and each sub-adviser (each a "Sub-Adviser") with respect to Neuberger
Berman Absolute Return Multi-Manager Fund ("ARMM" or "Fund"). The Board considered the sub-advisory agreements between Management and each of the following Sub-Advisers: GAMCO Asset Management Inc.,
P/E Global, LLC, and Portland Hill Asset Management Limited (each a "Sub-Advisory Agreement"; collectively with the Management Agreement, the "Agreements"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management
("Independent Counsel"). At a meeting held on September 26, 2024 the Board, including the Independent Fund
Trustees, approved the continuation of the Agreements for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund's performance, fees and expenses relative to its benchmark, various peers or similar accounts; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management and each Sub-Adviser in response to questions submitted by the Independent Fund
Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates, and
(for the Sub-Advisers) by Management. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board allow Management and each Sub-Adviser additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the
Independent Fund Trustees to consider those responses. In the limited instances where Management or Sub-
Advisers may not have been able to provide information in response to certain questions, the Board conducted its evaluation based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board also considered the size and staffing of each Sub-Adviser, particularly the staffing of the portfolio management and compliance functions. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process. Each quarter, the Ethics and Compliance Committee received and reviewed a summary of the quarterly compliance questionnaire completed by each Sub-Adviser that was prepared by the Fund's Chief Compliance Officer.
The Independent Fund Trustees received from Independent Counsel memoranda discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent
Fund Trustees met with Independent Counsel separately from representatives of Management and the Sub-
Advisers.
Provided below is a description of the Board's contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder.
In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the
Agreements, the overall fairness of the Agreements to the Fund, and whether the Agreements were in the best interests of the Fund and Fund shareholders.
The Board's determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each of the Agreements separately.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management and each Sub-Adviser who perform services for the Fund.
The Board noted that Management and the Fund had obtained from the U.S. Securities and Exchange
Commission an exemptive order that permitted Management to add or replace sub-advisers to the Fund without a shareholder vote, provided the Independent Fund Trustees approve the new sub-adviser and certain other steps are taken. In this context, the Board considered Management's responsibilities for designing an overall investment program for the Fund and then identifying the sub-advisers who will carry out the different portions of that program based on Management's due diligence of those sub-advisers. The Board noted that under the multi-manager arrangement, Management is continually assessing the need for new sub-advisers and the appropriateness of potential candidates or changes to current sub-advisers, and noted the possibility that
Management would in the future have to conduct "due diligence" on additional sub-advisers. The Board noted
that Management is responsible for making the investments for the portion of the portfolio that it manages, allocating the Fund's portfolio among the various Sub-Advisers and itself, and determining when and how to rebalance the allocations among the Sub-Advisers and itself in the wake of disparate growth and changes in the markets and the broader economy, and making certain other investment decisions and engaging in transactions to hedge or balance risks in the Sub-Advisers' portfolios. The Board noted that Management is also responsible for coordinating and managing the flow of information and communications relating to the Fund among the Sub-
Advisers, and coordinating responses to regulatory agency inquiries related to the operations of the Trust.
The Board further noted that Management is responsible for overseeing the Sub-Advisers pursuant to the
Agreements and related sub-adviser oversight policies and procedures approved by the Board. Under these procedures, Management is responsible for overseeing the investment performance of the Sub-Advisers and evaluating the risk and return of each Sub-Adviser's portfolio and the Fund as a whole, in addition to other significant oversight responsibilities. The Board noted that Management is also responsible for monitoring compliance with the Fund's investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators.
The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered the policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions of Management and each of the Sub-Advisers and noted that Management monitors the quality of the execution services provided by each
Sub-Adviser. Moreover, the Board considered Management's approach to potential conflicts of interest both generally and between the Fund's investments and those of other funds or accounts managed by Management or the Sub-Advisers.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services and Sub-Adviser oversight. It also noted Management's activities under its contractual obligation to oversee the Fund's various outside service providers, including its renegotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board noted Management's extensive activities in selecting and overseeing the Sub-Advisers, including questionnaires, virtual site visits, analyses of performance, compliance monitoring, and evaluating third party reviews of potential sub-advisers, and the quarterly and annual reports that Management provides to the Board on the Sub-Advisers' performance and compliance. In addition, the Board considered the scope and compliance history of the compliance programs of Management and each Sub-Adviser, including the Fund's Chief Compliance Officer's and Management's
assessment of the compliance programs of the Sub-Advisers. The Board discussed that Management's Chief
Information Security Officer had evaluated the Sub-Advisers' responses on questions of cybersecurity. The Board also considered Management's ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management.
In addition, the Board noted the positive compliance history of Management and each Sub-Adviser, as no significant compliance problems were reported to the Board with respect to any of the firms. The Board also considered whether there were any pending lawsuits, enforcement proceedings, or regulatory investigations involving Management or any Sub-Adviser, and reviewed information regarding their financial condition, history of operations, and any conflicts of interests in managing the Fund. The Board also considered the general structure of the portfolio managers' compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the plan for succession.
The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which Management is entitled to reasonable compensation.
The Trustees also considered that Management's responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, litigation, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management's processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.

Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund's performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered the Fund's performance and fees in light of the limitations inherent in the consulting firm's methodology for constructing such a comparative group and determining which investment companies should be included in the comparative group, noting differences as compared to certain fund industry ranking and rating systems.
With respect to investment performance, the Board considered information regarding the Fund's short-, intermediate- and long-term performance, as applicable, net of the Fund's fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing and compared to the performance of the Performance Universe. The Board also considered information regarding each Sub-Adviser's performance. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by Management's portfolio managers.
The Performance Universe referenced in this section are those identified by the consulting firm, as discussed above. In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which the Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Fund has more than one class of shares outstanding and information for Institutional Class has been provided as identified below. The Board reviewed the expense structures of all the other classes of shares of the Fund, some of which have higher fees and expenses that reflect their separate distribution and servicing arrangements and the differing needs of different investors. As a proxy for the class expense structure, the Board reviewed the expenses of each class for one fund in the Trust in comparison to Expense Groups for those classes. The Board noted the effect of higher expenses on the performance of the other classes of shares.
The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund's performance was lower for the 1-year period and higher for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund's performance was in the fifth quintile for the 1-year period, the third quintile for the 3- and 5-year periods and the fourth quintile for the 10-year period.
The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its
Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-
free investment, the Fund achieved a higher level of return than the median of its Performance Universe for those same periods. In addition, the Board met with the portfolio management team in December 2023 and March
2024.
The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements notwithstanding the Fund's relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for the Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The
Board reviewed a comparison of the Fund's management fee to the Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund's management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Funds. Accordingly,

the Board also considered the Fund's total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund's contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund's Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments. The information provided herein relating to the Fund's management fees is for the Fund's Institutional Class.) The Board also compared the Fund's total expenses to the total expenses of the Fund's Expense Group. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. The Board also noted that the overall expense ratio for each class of the Fund is maintained through a contractual fee cap and/or expense reimbursements by Management. The Board also considered the extent to which Management currently waives management fees and/or reimburses the Fund for other Fund-level expenses at different rates for different share classes and the process for monitoring the use of such waivers to guard against any such waiver resulting in any cross-subsidization by one share class of another share class.
The Board considered that, as compared to its Expense Group, the Fund's contractual management fee and total expenses each ranked in the fifth quintile and actual management fee net of fees waived by Management ranked in the fourth quintile. The Board discussed with Management the impact of the Fund's small size on its expenses and the expenses associated with the Fund's strategy, including the selection, allocation to, and oversight of the unaffiliated subadvisers.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management's estimated loss on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on
Management's estimated loss on the Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its resources into the growth of the business.)
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent forensic accountant to review the profitability methodology utilized by Management when preparing this information and discussed with the consultant its conclusion that Management's process for calculating and reporting its estimated loss aligned with the consultant's guiding principles and industry practices.
The Board further noted Management's representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management's calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment.
The Board also monitors throughout the year the potential effect on the profitability of Management resulting from changes in Sub-Advisers and/or their fees. The Board did not give substantial emphasis to estimated profitability data from the Sub-Advisers because the Board did not view this data as being a key factor to its deliberations given the arm's-length nature of the relationship between Management and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. To test its assumption of an arm's-length fee rate, the Board requested from Management information about any other business relationships it has with any of the Sub-
Advisers beyond retaining them to advise other of Management's client accounts. In addition, the Board noted
that the Sub-Advisers may not account for their profits on an account-by-account basis and those that do typically employ different methodologies in connection with these calculations. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of the Fund. The Board also considered the fees the Sub-Advisers charge for products with investment objectives, policies, and strategies that were similar to those of the Fund, if any. The Board noted that in many cases, those products were hedge funds, which typically charge fees substantially higher than mutual funds.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered that the Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of such breakpoints in the Fund's advisory fees, and whether such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the
Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangement that reduce the Fund's expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund's assets decline. The
Board considered that breakpoints in a Sub-Adviser's fee schedule would inure to the benefit of Management, and evaluated that fact in light of Management's profitability on the Fund, a subject on which the Board receives quarterly reports. The Board also considered that Management has provided, at no added cost to the
Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreements is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that
Management and each Sub-Adviser could be expected to continue to provide a high level of service to the Fund;
that the performance of the Fund was satisfactory over time, or, in the case of underperformance by a Sub-
Adviser, that the Board retained confidence in Management's and each Sub-Adviser's capabilities to manage the
Fund; that the Fund's fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board's conclusions may be based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.

M0257 12/24
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104–0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a
Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)        Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.
Item 19.  Exhibits.

(a)(1)    A copy of the Code of Ethics is filed herewith.

codeofethics.docx

(a)(2)   Not applicable to the Registrant.

(a)(3)    The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

section302.docx

(a)(4)    Not applicable to the Registrant.

(a)(5)    Not applicable to the Registrant.

(b)                The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

section906.docx

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
      Joseph V. Amato
Chief Executive Officer and President

Date: January 6, 2025

By: /s/ John M. McGovern
      John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: January 6, 2025